UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-05888

SMALLCAP World Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2009

Chad L. Norton
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

SMALLCAP World Fund

[photo of a man walking by large panels with the world map printed on them]

Semi-annual report for the six months ended March 31, 2009

SMALLCAP World Fund® seeks long-term growth of capital through investments in smaller companies in the United States and around the world.

This fund is one of the American Funds. American Funds is one of the nation’s largest mutual fund families. For nearly 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2009:

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	–49.53%	–3.77%	1.61%

The total annual fund operating expense ratio was 1.15% for Class A shares for the 12 months ended March 31, 2009. This figure does not reflect the fee waiver described below.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 26 to 29 for details.

Results for other share classes can be found on page 32.

Investing outside the United States may be subject to risks such as currency fluctuations and political instability. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

[photo of a man walking by large panels with the world map printed on them]

Fellow shareholders:

The first six months of SMALLCAP World Fund’s fiscal year encapsulated one of the most difficult periods global stock markets have experienced. For the six months ended March 31, 2009, the fund fell 31.8%, and did not pay out any dividends or capital gains during the period. By comparison, the unmanaged S&P Global <$3 Billion Index, the fund’s primary benchmark, lost 31.5% for the period, while its peer group, the Lipper Global Small-Cap Funds Average, dropped 32.8%.

A global downturn

We cautioned in past reports that markets are cyclical in nature, and it’s worth noting that small-capitalization stocks experience more volatility, particularly in bear markets. That said, while we anticipated a decline in global equity markets for some time, we did not anticipate the extent to which stocks have fallen.

[Begin Sidebar]
Results at a glance

For periods ended March 31, 2009, with all distributions reinvested

	Total returns		Average annual total returns

					Lifetime
					(since
	6 months	1 year	5 years	10 years	4/30/90)

SMALLCAP World Fund
(Class A shares)	–31.8%	–46.5%	–2.6%	2.2%	6.9%

S&P Global <$3 Billion Index
(formerly S&P/Citigroup Global/
World Indexes)*	–31.5	–44.8	–2.0	4.4	5.9

Lipper Global Small-Cap
Funds Average†	–32.8	–45.8	–3.7	3.4	7.0

*All market indexes cited in this report are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. S&P Global <$3 Billion Index has been used since May 2006. Cumulative returns for periods beginning before May 2006 also include results from the comparative indexes used in those periods as follows: S&P Global <$2 Billion (May 2004 to April 2006), S&P Developed <$1.5 Billion (January 2000 to April 2004), and S&P Developed <$1.2 Billion (1990 to 1999). The S&P Global indexes better reflect the fund’s investment universe because they include both developed and developing countries. The S&P Developed indexes (used prior to May 2004) only include stocks in developed countries.

† Lipper averages do not reflect the effect of sales charges or taxes.
[End Sidebar]

The start of the fund’s fiscal year coincided with a historic drop in global equity markets, brought on by a crisis of confidence in the international financial system that stemmed from the failures of Lehman Brothers, AIG, Fannie Mae and other major institutions. The problems started well before October of last year, originating with the subprime part of the U.S. housing market. As mortgage loan losses mounted throughout 2008, the companies that had purchased bonds issued by mortgage lenders experienced their own losses, and the crisis snowballed significantly.

While financial stocks dropped the furthest from the market’s high on October 9, 2007, all equity sectors across the globe lost significant value. Equity markets stabilized somewhat in December, but reached new lows through much of the first quarter of 2009 before climbing once again in March. While we hope that the worst of the markets’ drops are behind us, increased and intense volatility throughout equity markets is likely to continue for some time.

Portfolio review

Although we are gratified that SMALLCAP World Fund’s returns compare favorably to our peer group, it is cold comfort and we remain disappointed overall, even in this difficult market. Nonetheless, we continue to seek to not only position the portfolio to mitigate the current volatility, but, most importantly, to invest for the long-term as we always have done.

The fund’s exposure to the financial services sector remains low, at 9.8% of the total portfolio, though it should be noted that, for the most part, smaller banks and financial institutions have weathered the current crisis better than some of their larger counterparts. The fund is most heavily invested in industrial stocks, at 17.1% of the portfolio, and the returns from these investments were mixed. The fund’s health care holdings, at 13.7% of the portfolio, were among the brighter spots in the portfolio, as were Japanese stocks and those in the retail sector.

[Begin Sidebar]
Where are SMALLCAP’s holdings located?

[begin pie chart]
As of March 31, 2009	Percent of net assets
United States	45.0%
Asia & Pacific Basin	22.6
Europe	17.1
Other (including Canada & Latin America)	3.7
Short-term securities & other assets less liabilities	11.6
[end pie chart]

[begin pie chart]
As of September 30, 2008	Percent of net assets
United States	37.1%
Asia & Pacific Basin	26.1
Europe	17.9
Other (including Canada & Latin America)	6.1
Short-term securities & other assets less liabilities	12.8
[end pie chart]
[End Sidebar]

The fund’s largest holding, printed circuit-board maker Kingboard Chemical Holdings, hurt overall returns with a 38.7% loss for the six-month period, while an industrial stock in the portfolio’s top 10 holdings, MSC Industrial Direct, lost 32.6%. Oil stocks and other commodity-based shares fell sharply during the period, as did Russian stocks.

Among the portfolio’s stronger performers, Myriad Genetics, a biopharmaceutical company that is the portfolio’s second-largest holding, gained 40.2% during the period. Technology shares also fared well, with Akamai Technologies up 11.2% and software maker Red Hat gaining 18.4%. Nonetheless, of the 10 largest holdings in the fund, only two had positive returns for the period.

The investments we have chosen during the last six months stem from our intensive research into the companies’ businesses, finances and competitive position. In particular, we have been drawn to those companies with strong cash flow and a minimum need for outside financing.

Looking ahead

There are reasons to be cautiously optimistic about the rest of the fiscal year as well as calendar year 2009. The markets have risen considerably off their early March lows and the credit markets — where the current problems originated — appear to be moving toward stabilization. Merger activity also has picked up, and more companies are making initial public stock offerings. That said, it is very difficult to predict when the market’s current volatility will subside, and investors should be prepared to weather intense market volatility for at least the remainder of the fund’s fiscal year, if not the rest of 2009.

Despite the current economic troubles and market volatility, we continue to use a disciplined, long-term strategy for the fund, and we urge you to keep a long-term view of your investments as well in these difficult times. We thank you for your continued trust and support, and we look forward to reporting to you again at the close of our fiscal year.

Cordially,

/s/ Gordon Crawford

Gordon Crawford
Vice Chairman of the Board

/s/ Gregory W. Wendt

Gregory W. Wendt
President

May 8, 2009

For current information about the fund, visit americanfunds.com.

Summary investment portfolio, March 31, 2009
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Industry sector diversification (percent of net assets)

Industrials	17.07%
Health care	13.66
Information technology	12.33
Consumer discretionary	12.07
Financials	9.78
Other industries	23.43
Short-term securities & other assets less liabilities	11.59
Bonds & notes	0.07
[end pie chart]

Country diversification (percent of net assets)

United States	45.0%
Euro zone (*)	8.8
United Kingdom	5.0
Hong Kong	4.7
Australia	3.4
India	3.3
Switzerland	1.8
Other countries	16.4
Short-term securities & other assets less liabilities	11.6

(*)Countries using the euro as a common currency; those represented in the fund's portfolio are Austria, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Slovenia and Spain.

			Percent
		Value	of net
Common stocks - 87.98%	Shares	(000)	assets

Industrials - 17.07%
MSC Industrial Direct Co., Inc., Class A	3,123,700	$97,053	.89%
Container Corp. of India Ltd. (1)	6,113,588	87,080	.79
URS Corp. (2)	1,479,200	59,774	.55
Downer EDI Ltd. (1) (3)	17,026,345	52,864	.48
Resources Connection, Inc. (2) (3)	3,357,500	50,631	.46
Watsco, Inc.	1,430,500	48,680	.44
Ellaktor SA (1)	8,396,000	42,372	.39
LS Industrial Systems Co., Ltd. (1)	989,660	39,165	.36
Mine Safety Appliances Co. (3)	1,922,500	38,488	.35
Michael Page International PLC (1)	14,629,333	38,392	.35
Flowserve Corp.	650,000	36,478	.33
Other securities		1,281,104	11.68
		1,872,081	17.07

Health care - 13.67%
Myriad Genetics, Inc. (2)	2,288,000	104,035	.95
Inverness Medical Innovations, Inc. (2)	3,072,700	81,826	.75
Cochlear Ltd. (1)	2,024,890	70,645	.64
Thoratec Corp. (2)	2,678,155	68,802	.63
Masimo Corp. (2)	2,091,200	60,603	.55
American Medical Systems Holdings, Inc. (2) (3)	5,155,400	57,483	.52
Illumina, Inc. (2)	1,425,000	53,067	.48
NuVasive, Inc. (2)	1,596,261	50,091	.46
Fisher & Paykel Healthcare Corp. Ltd. (1)	23,750,690	42,791	.39
Volcano Corp. (2) (3)	2,783,600	40,501	.37
Hikma Pharmaceuticals PLC (1)	6,769,153	35,026	.32
Other securities		834,302	7.61
		1,499,172	13.67

Information technology - 12.33%
Kingboard Chemical Holdings Ltd. (1) (3)	59,348,200	123,327	1.12
Intersil Corp., Class A (3)	6,090,000	70,035	.64
IAC/InterActiveCorp (2)	3,500,000	53,305	.49
SkillSoft PLC (ADR) (2) (3)	7,225,000	48,335	.44
KLA-Tencor Corp.	2,196,000	43,920	.40
AVEVA Group PLC (1) (3)	5,225,000	42,169	.38
Novellus Systems, Inc. (2)	2,350,000	39,080	.36
Semtech Corp. (2)	2,746,053	36,660	.33
Digital River, Inc. (2)	1,194,000	35,605	.33
Other securities		860,314	7.84
		1,352,750	12.33

Consumer discretionary - 12.07%
Jumbo SA (1) (3)	9,689,912	73,440	.67
Café de Coral Holdings Ltd. (1) (3)	31,900,000	62,651	.57
NVR, Inc. (2)	103,500	44,272	.40
Lions Gate Entertainment Corp. (2) (3)	8,250,000	41,662	.38
Fourlis (1) (3)	4,074,000	37,427	.34
Billabong International Ltd. (1)	5,895,000	34,906	.32
Other securities		1,029,531	9.39
		1,323,889	12.07

Financials - 9.78%
Redwood Trust, Inc. (3)	3,730,000	57,256	.52
Glacier Bancorp, Inc. (3)	3,250,000	51,058	.47
BOK Financial Corp.	1,367,000	47,230	.43
City National Corp.	1,380,000	46,603	.43
Hopewell Holdings Ltd. (1)	16,728,500	43,942	.40
Kotak Mahindra Bank Ltd. (1)	6,221,762	35,022	.32
Other securities		791,369	7.21
		1,072,480	9.78

Materials - 5.93%
AptarGroup, Inc.	2,359,682	73,481	.67
Calgon Carbon Corp. (2)	2,455,000	34,787	.32
Other securities		542,170	4.94
		650,438	5.93

Energy - 4.86%
Heritage Oil Ltd. (1) (2) (3)	14,848,000	70,528	.64
BJ Services Co.	5,701,800	56,733	.52
FMC Technologies, Inc. (2)	1,695,000	53,172	.48
Helmerich & Payne, Inc.	2,075,000	47,248	.43
Concho Resources Inc. (2)	1,754,810	44,906	.41
Other securities		260,537	2.38
		533,124	4.86

Consumer Staples - 3.16%
Other securities		347,007	3.16

Telecommunication services - 2.53%
tw telecom inc. (2)	6,300,000	55,125	.50
CenturyTel, Inc.	1,377,400	38,733	.35
Cellcom Israel Ltd.	850,000	18,105
Cellcom Israel Ltd. (ILS denominated) (1)	855,000	17,667	.33
Other securities		148,283	1.35
		277,913	2.53

Utilities - 1.60%
Xinao Gas Holdings Ltd. (1) (3)	57,520,000	57,901	.53
Other securities		118,158	1.07
		176,059	1.60

Miscellaneous - 4.98%
Other common stocks in initial period of acquisition		546,548	4.98

Total common stocks (cost: $14,315,224,000)		9,651,461	87.98

Warrants - 0.02%

Other - 0.02%
Other securities		1,706	.02

Total warrants (cost: $219,000)		1,706	.02

Convertible securities - 0.34%

Other - 0.34%
Other securities		36,954	.34

Total convertible securities (cost: $42,792,000)		36,954	.34

Bonds & notes - 0.07%

Other - 0.07%
Other securities		7,676	.07

Total bonds & notes (cost: $11,637,000)		7,676	.07

	Principal
	amount
Short-term securities - 12.00%	(000)

Freddie Mac 0.21%-0.90% due 4/24-7/20/2009	$313,700	313,534	2.86
Fannie Mae 0.10%-0.85% due 4/1-7/14/2009	207,600	207,526	1.89
U.S. Treasury Bills 0.205%-1.40% due 4/9-8/27/2009	165,000	164,939	1.50
Federal Home Loan Bank 0.185%-0.35% due 4/17-6/26/2009	117,700	117,660	1.07
BNP Paribas Finance Inc. 0.11%-0.67% due 4/1-4/7/2009	69,700	69,696	.64
Bank of Nova Scotia 0.25% due 4/27/2009	50,000	49,991	.46
Caisse d'Amortissement de la Dette Sociale 0.31% due 5/4/2009	50,000	49,985	.46
Unilever Capital Corp. 0.75% due 4/28/2009 (4)	50,000	49,979	.46
Total Capital Canada Ltd. 0.40% due 4/8/2009 (4)	46,500	46,496	.42
Rabobank USA Financial Corp. 0.23%-0.30% due 4/29-5/26/2009	40,000	39,988	.36
Denmark (Kingdom of) 0.30% due 6/22/2009	39,000	38,967	.35
Other securities		167,831	1.53

Total short-term securities (cost: $1,316,354,000)		1,316,592	12.00

Total investment securities (cost: $15,686,226,000)		11,014,389	100.41
Other assets less liabilities		(44,075)	(0.41)

Net assets		$10,970,314	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The fund's affiliated holdings listed below are either shown in the preceding summary investment portfolio or included in the value of "Other securities" under their respective industry sectors. Further details on these holdings and related transactions during the six months ended March 31, 2009, appear below.

						Value of
	Beginning			Ending	Dividend	affiliates
	shares	Additions	Reductions	shares	income	at 3/31/09
					(000)	(000)

Kingboard Chemical Holdings Ltd. (1)	52,648,200	6,700,000	-	59,348,200	$-	$123,327
Jumbo SA (1)	4,844,956	4,844,956	-	9,689,912	2,737	73,440
Heritage Oil Ltd. (1) (2)	12,898,000	1,950,000	-	14,848,000	-	70,528
Intersil Corp., Class A	3,125,000	3,465,000	500,000	6,090,000	1,484	70,035
Café de Coral Holdings Ltd. (1)	31,550,000	350,000	-	31,900,000	1,235	62,651
Xinao Gas Holdings Ltd. (1)	51,038,000	6,482,000	-	57,520,000	-	57,901
American Medical Systems Holdings, Inc. (2)	5,370,000	-	214,600	5,155,400	-	57,483
Redwood Trust, Inc.	1,440,000	2,290,000	-	3,730,000	2,133	57,256
Downer EDI Ltd. (1)	23,026,345	-	6,000,000	17,026,345	1,203	52,864
Glacier Bancorp, Inc.	-	3,250,000	-	3,250,000	134	51,058
Resources Connection, Inc. (2)	3,027,336	330,164	-	3,357,500	-	50,631
SkillSoft PLC (ADR) (2)	7,225,000	-	-	7,225,000	-	48,335
AVEVA Group PLC (1) (5)	720,396	4,504,604	-	5,225,000	121	42,169
Lions Gate Entertainment Corp. (2)	8,250,000	-	-	8,250,000	-	41,662
Volcano Corp. (2)	2,777,400	166,200	160,000	2,783,600	-	40,501
Mine Safety Appliances Co.	1,627,300	295,200	-	1,922,500	864	38,488
Fourlis (1)	4,074,000	-	-	4,074,000	-	37,427
Beacon Roofing Supply, Inc. (2)	2,674,800	279,225	414,400	2,539,625	-	34,006
Nakanishi Inc. (1)	491,100	59,000	-	550,100	403	31,071
Ultimate Software Group, Inc. (2) (5)	1,200,000	555,000	-	1,755,000	-	30,291
eHealth, Inc. (2)	1,580,000	250,000	-	1,830,000	-	29,298
Trinity Ltd. (1) (2) (6)	82,337,500	-	-	82,337,500	-	28,897
Pantaloon Retail (India) Ltd. (1)	5,500,000	3,024,816	-	8,524,816	70	27,411
Pantaloon Retail (India) Ltd., Class B (1)	-	551,250	-	551,250	8	1,271
Ekornes ASA (1)	2,937,598	-	-	2,937,598	-	28,425
Blue Nile, Inc. (2)	941,140	-	-	941,140	-	28,375
Manila Water Co., Inc. (1)	111,206,800	-	-	111,206,800	-	25,422
KNM Group Bhd. (1)	131,151,000	100,000,000	-	231,151,000	783	24,707
SonoSite, Inc. (2)	1,254,866	170,000	70,766	1,354,100	-	24,211
MARR SpA (1)	3,202,500	177,563	-	3,380,063	-	22,839
Grontmij NV, depository receipts (1)	1,282,000	-	175,000	1,107,000	-	22,668
Astaldi SpA (1)	5,263,954	81,000	-	5,344,954	-	22,011
Sintex Industries Ltd. (1)	3,230,250	7,652,476	-	10,882,726	-	21,223
TrueBlue, Inc. (2)	1,649,398	774,202	-	2,423,600	-	19,995
Jammu and Kashmir Bank Ltd. (1)	3,149,500	-	-	3,149,500	-	19,599
Ennis, Inc.	1,032,000	1,032,000	-	2,064,000	480	18,287
Veeco Instruments Inc. (2)	2,306,396	260,000	-	2,566,396	-	17,118
Fluidigm Corp., Series E, convertible preferred (1) (2) (6)	4,378,695	-	3,127,640	1,251,055	-	16,429
Dolphin Capital Investors Ltd. (1) (2)	33,715,400	3,050,000	-	36,765,400	-	15,788
Live Nation, Inc. (2)	4,000,000	1,782,000	-	5,782,000	-	15,438
Hana Microelectronics PCL (1)	53,925,000	-	-	53,925,000	1,620	15,368
Gruppo MutuiOnline SpA (1)	3,160,000	-	-	3,160,000	-	14,140
Robinsons Land Corp., Class B (1)	122,188,300	20,200,000	-	142,388,300	-	13,326
Mineral Deposits Ltd. (1) (2)	16,142,844	-	-	16,142,844	-	7,526
Mineral Deposits Ltd. (CAD denominated) (1) (2)	6,300,000	-	-	6,300,000	-	2,937
Mineral Deposits Ltd. (CAD denominated) (1) (2)	-	6,100,000	-	6,100,000	-	2,615
Houston Wire & Cable Co.	1,678,900	-	-	1,678,900	285	13,011
Internet Capital Group, Inc. (2)	3,096,000	-	-	3,096,000	-	12,477
Home Federal Bancorp, Inc.	1,384,249	-	-	1,384,249	152	12,084
Ipca Laboratories Ltd. (1)	1,794,000	-	-	1,794,000	262	11,711
Goodpack Ltd. (1)	22,248,000	2,430,000	-	24,678,000	484	10,709
Goodpack Ltd., warrants, expire 2009 (1) (2)	2,459,750	-	-	2,459,750	-	8
BG Medicine, Inc., Series D convertible preferred (1) (2) (6)	1,538,462	-	-	1,538,462	-	10,000
Domino's Pizza Enterprises Ltd. (1)	4,563,190	-	-	4,563,190	129	9,521
Jackson Hewitt Tax Service Inc.	1,796,000	-	34,600	1,761,400	323	9,195
Vital Images, Inc. (2)	792,000	-	-	792,000	-	8,926
Bloomsbury Publishing PLC (1)	5,405,000	-	-	5,405,000	68	8,753
TranS1 Inc. (2)	-	1,330,000	-	1,330,000	-	8,100
Regal Petroleum PLC (1) (2)	10,317,000	2,170,000	-	12,487,000	-	7,563
Obtala Resources PLC (1) (2) (6)	-	7,950,000	-	7,950,000	-	3,132
Obtala Resources PLC (1) (2) (5)	7,000,000	-	-	7,000,000	-	2,758
austriamicrosystems AG, non-registered shares (1)	715,000	-	-	715,000	-	5,836
Kenmare Resources PLC (1) (2)	51,336,000	-	-	51,336,000	-	5,813
American Axle & Manufacturing Holdings, Inc.	4,300,000	-	-	4,300,000	86	5,676
Ono Sokki Co., Ltd. (1)	1,609,000	-	-	1,609,000	165	5,355
Lonrho PLC (1) (2)	14,275,000	35,385,000	-	49,660,000	-	5,157
Infotech Enterprises Ltd. (1)	3,000,000	-	-	3,000,000	-	5,032
LECG Corp. (2) (5)	239,585	1,624,215	-	1,863,800	-	4,734
Vical Inc. (2)	2,250,279	-	-	2,250,279	-	4,321
Northgate PLC (1)	4,114,822	-	-	4,114,822	739	3,842
Gulf Keystone Petroleum Ltd. (1) (2) (6)	23,700,000	-	-	23,700,000	-	3,821
Cpl Resources PLC (1)	2,975,986	-	-	2,975,986	58	3,553
Hutchinson Technology Inc. (2)	1,836,035	-	550,000	1,286,035	-	3,344
Kaboose Inc. (2)	8,000,000	1,700,000	-	9,700,000	-	3,304
Vision-Sciences, Inc. (2)	2,200,000	-	-	2,200,000	-	2,816
Ten Alps PLC (1) (2)	1,815,000	1,624,001	-	3,439,001	-	1,292
Arpida Ltd. (1) (2)	1,231,509	-	-	1,231,509	-	658
Imagelinx PLC (1) (2)	21,385,714	-	-	21,385,714	-	383
Zoloto Resources Ltd. (2)	8,175,000	-	-	8,175,000	-	227
BrisConnections Unit Trusts (1) (2)	27,300,000	-	-	27,300,000	-	19
CEC Unet PLC (1) (2)	35,100,775	-	-	35,100,775	-	-
Abaxis, Inc. (2) (7)	1,609,700	25,000	800,000	834,700	-	-
ACI Worldwide, Inc. (2) (7)	2,742,400	-	1,547,500	1,194,900	-	-
Altra Holdings, Inc. (2) (7)	1,905,548	-	823,600	1,081,948	-	-
AMG Advanced Metallurgical Group NV (1) (2) (7)	2,143,960	94,040	1,134,274	1,103,726	-	-
Andersons, Inc. (7)	1,247,000	-	1,247,000	-	110	-
Apollo Hospitals Enterprise Ltd. (7)	3,275,000	-	3,275,000	-	-	-
ArthroCare Corp. (2) (7)	2,117,000	100,000	887,097	1,329,903	-	-
AtriCure, Inc. (2) (7)	824,500	-	660,574	163,926	-	-
Banyan Tree Holdings Ltd. (1) (7)	44,333,000	-	27,640,000	16,693,000	-	-
Busan Bank (1) (7)	9,594,500	-	6,076,500	3,518,000	466	-
Calgon Carbon Corp. (2) (7)	2,459,300	570,700	575,000	2,455,000	-	-
Chuang's China Investments Ltd. (7)	112,439,000	-	112,439,000	-	-	-
Concho Resources Inc. (2) (7)	4,806,820	-	3,052,010	1,754,810	-	-
Cougar Biotechnology, Inc. (7)	100,000	-	100,000	-	-	-
Cougar Biotechnology, Inc. (2) (6) (7)	1,000,000	-	500,000	500,000	-	-
Daegu Bank, Ltd. (1) (7)	10,570,000	-	4,208,910	6,361,090	1,052	-
Emeco Holdings Ltd. (7)	41,027,381	-	41,027,381	-	-	-
Entertainment Rights PLC (7)	42,281,102	-	42,281,102	-	-	-
First Calgary Petroleums Ltd. (7)	10,846,000	-	10,846,000	-	-	-
First Calgary Petroleums Ltd. (GBP denominated) (7)	4,800,000	-	4,800,000	-	-	-
Gaming VC Holdings SA (1) (7)	1,396,800	305,000	305,000	1,396,800	328	-
Genesis Lease Ltd. (ADR) (7)	2,292,579	-	2,292,579	-	132	-
G-Shank Enterprise Co., Ltd. (1) (7)	16,838,438	-	5,326,000	11,512,438	-	-
Hain Celestial Group, Inc. (2) (7)	2,580,000	-	990,000	1,590,000	-	-
Halla Engineering & Construction Corp. (7)	626,000	-	626,000	-	-	-
Heartland Payment Systems, Inc. (7)	2,970,000	30,000	1,495,000	1,505,000	307	-
Hyflux Water Trust (7)	19,500,000	-	19,500,000	-	-	-
Hyunjin Materials Co., Ltd. (1) (2) (7)	857,100	11,263	857,100	11,263	-	-
I. Kloukinas - I. Lappas SA (7)	1,824,000	-	1,824,000	-	-	-
InfoSpace.com, Inc. (7)	1,971,200	-	1,971,200	-	1,090	-
IVRCL Infrastructures & Projects Ltd. (1) (7)	9,025,000	-	4,570,000	4,455,000	-	-
John Bean Technologies Corp. (5) (7)	702,717	804,200	403,797	1,103,120	169	-
Kaba Holding AG (1) (7)	262,800	-	96,300	166,500	1,500	-
Kuoni Reisen Holding AG, Class B (1) (7)	145,066	-	52,000	93,066	-	-
Major Drilling Group International Inc. (7)	1,500,000	-	1,500,000	-	230	-
Medicis Pharmaceutical Corp., Class A (7)	3,062,100	82,900	900,000	2,245,000	212	-
MEMSIC, Inc. (7)	1,191,536	-	1,191,536	-	-	-
Mentor Corp. (7)	1,700,700	-	1,700,700	-	-	-
Michaniki SA (7)	3,935,000	-	3,935,000	-	-	-
Michaniki SA, preference shares (7)	871,900	-	871,900	-	-	-
Navitas Ltd. (1) (7)	21,727,690	-	6,650,000	15,077,690	561	-
Nishimatsuya Chain Co., Ltd. (1) (7)	5,565,000	-	4,565,000	1,000,000	219	-
OPTI Canada Inc. (7)	5,851,600	-	5,851,600	-	-	-
OPTI Canada Inc. (2) (7)	9,570,000	5,851,600	14,489,450	932,150	-	-
OPTI Canada Inc., warrants, expire 2008 (7)	105,000	-	105,000	-	-	-
Peet's Coffee & Tea, Inc. (2) (7)	1,015,000	-	725,000	290,000	-	-
PetMed Express, Inc. (7)	1,500,000	-	1,500,000	-	-	-
Polo Resources Ltd. (1) (2) (7)	123,872,500	-	61,936,300	61,936,200	-	-
Power Integrations, Inc. (7)	1,775,200	-	1,406,893	368,307	87	-
Pyeong San Co., Ltd. (1) (2) (7)	1,220,171	-	730,171	490,000	-	-
Rhodia SA (1) (7)	5,093,401	-	217,500	4,875,901	-	-
Schibsted ASA (1) (7)	4,703,200	-	2,673,223	2,029,977	-	-
Solomon Mutual Savings Bank (7)	1,062,023	-	1,062,023	-	-	-
SourceForge, Inc. (7)	4,700,000	-	4,700,000	-	-	-
Superior Well Services, Inc. (7)	1,200,000	-	1,200,000	-	-	-
TaeWoong Co., Ltd. (1) (7)	1,033,400	-	702,900	330,500	66	-
TICON Property Fund (1) (7)	30,400,000	12,750,000	6,432,600	36,717,400	371	-
TK Corp. (1) (2) (7)	1,659,000	82,950	1,659,000	82,950	-	-
Trigon Agri A/S (7)	8,150,000	-	8,150,000	-	-	-
Tripod Technology Corp. (1) (7)	30,494,514	-	23,494,514	7,000,000	-	-
UnionBank of the Philippines (1) (7)	37,429,400	-	10,234,800	27,194,600	-	-
United Laboratories International Holdings Ltd. (7)	71,242,000	-	71,242,000	-	-	-
ValueVision Media, Inc., Class A (7)	1,900,000	-	1,900,000	-	-	-
ZOLL Medical Corp. (2) (7)	1,655,000	-	910,000	745,000	-	-
					$22,926	$1,749,579

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $4,354,980,000, which represented 39.70% of the net assets of the fund.

(2) Security did not produce income during the last 12 months.
(3) Represents an affiliated company as defined under the Investment Company Act of 1940.
(4) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $192,749,000, which represented 1.76% of the net assets of the fund.

(5) This security was an unaffiliated issuer in its initial period of acquisition at 9/30/2008; it was not publicly disclosed.
(6) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

Trinity Ltd.	12/6/2007	$37,508	28,897	.26
Fluidigm Corp., Series E, convertible preferred	12/21/2006-10/24/2007	17,515	16,429	.15
Cougar Biotechnology, Inc.	12/17/2007	14,500	16,100	.15
BG Medicine, Inc., Series D convertible preferred	7/9/2008	10,000	10,000	.09
Gulf Keystone Petroleum Ltd.	7/22/2008	13,210	3,821	.04
Obtala Resources PLC	2/26/2009	1,921	3,132	.03
Other restricted securities		137,361	34,777	.31

Total restricted securities		$232,015	$113,156	1.03

(7) Unaffiliated issuer at 3/31/2009.

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
GBP= British pounds
ILS = Israeli shekels

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at March 31, 2009	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $12,848,891)	$9,264,810
Affiliated issuers (cost: $2,837,335)	1,749,579	$11,014,389
Cash denominated in currencies other than U.S. dollars
(cost: $4,340)		4,339
Cash		149
Receivables for:
Sales of investments	44,392
Sales of fund's shares	12,892
Dividends and interest	20,446	77,730
		11,096,607

Liabilities:
Payables for:
Purchases of investments	94,884
Repurchases of fund's shares	18,129
Investment advisory services	5,818
Services provided by affiliates	6,257
Directors' deferred compensation	962
Other	243	126,293
Net assets at March 31, 2009		$10,970,314

Net assets consist of:
Capital paid in on shares of capital stock		$18,597,841
Accumulated net investment loss		(143,875)
Accumulated net realized loss		(2,811,455)
Net unrealized depreciation		(4,672,197)
Net assets at March 31, 2009		$10,970,314

(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock - 1,000,000 shares, $.01 par value (568,713 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share *
Class A	$8,193,067	422,032	$19.41
Class B	295,338	16,002	18.46
Class C	456,311	24,916	18.31
Class F-1	371,956	19,312	19.26
Class F-2	15,808	812	19.46
Class 529-A	257,291	13,312	19.33
Class 529-B	33,139	1,775	18.67
Class 529-C	94,337	5,059	18.65
Class 529-E	15,260	800	19.08
Class 529-F-1	21,301	1,101	19.35
Class R-1	20,007	1,070	18.71
Class R-2	357,949	19,133	18.71
Class R-3	311,783	16,374	19.04
Class R-4	172,227	8,916	19.32
Class R-5	354,540	18,099	19.59

(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Classes A and 529-A, for which the maximum offering prices per share were $20.59 and $20.51, respectively.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended March 31, 2009	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S.
taxes of $4,937; also includes
$22,926 from affiliates)	$111,877
Interest (net of non-U.S. taxes of $46)	11,972	$123,849

Fees and expenses*:
Investment advisory services	38,596
Distribution services	18,330
Transfer agent services	14,665
Administrative services	3,783
Reports to shareholders	1,207
Registration statement and prospectus	462
Directors' compensation	(323)
Auditing and legal	54
Custodian	930
State and local taxes	341
Other	1,223
Total fees and expenses before waiver	79,268
Less investment advisory services waiver	2,062
Total fees and expenses after waiver		77,206
Net investment income		46,643

Net realized loss and unrealized
depreciation on investments and currency:
Net realized loss on:
Investments (including $1,134,041 net loss from affiliates)	(2,806,348)
Currency transactions	(3,147)	(2,809,495)
Net unrealized depreciation on:
Investments	(2,807,154)
Currency translations	(95)	(2,807,249)
Net realized loss and
unrealized depreciation on investments and currency		(5,616,744)
Net decrease in net assets resulting from operations		$(5,570,101)

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months ended March 31,	Year ended September 30,
	2009*	2008
Operations:
Net investment income	$46,643	$165,466
Net realized (loss) gain on investments and currency transactions	(2,809,495)	588,156
Net unrealized depreciation on investments and currency translations	(2,807,249)	(9,480,501)
Net decrease in net assets resulting from operations	(5,570,101)	(8,726,879)

Dividends and distributions paid to
shareholders:
Dividends from net investment income	-	(408,327)
Distributions from net realized gain on investments	-	(2,355,189)
Total dividends and distributions paid to shareholders	-	(2,763,516)

Net capital share transactions	(1,041,694)	2,691,993

Total decrease in net assets	(6,611,795)	(8,798,402)

Net assets:
Beginning of period	17,582,109	26,380,511
End of period (including undistributed and distributions in excess of
net investment income: $(143,875) and $(190,518), respectively)	$10,970,314	$17,582,109

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                                              unaudited

1. Organization and significant accounting policies

Organization – SMALLCAP World Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company.  The fund seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.

The fund has 15 share classes consisting of five retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4 and R-5	None	None	None
* Effective April 21, 2009, Classes B and 529-B will not be available for purchase.

On May 1, 2009, the fund made an additional retirement plan share class (Class R-6) available for sale pursuant to an amendment to its registration statement filed with the Securities and Exchange Commission (“SEC”).  Refer to the fund’s retirement plan prospectus for more details.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

2. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

The prices of securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about and more volatile than stocks of larger, more established companies.

Investments in securities issued by entities based outside the U.S. may be subject to the risks described above to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

3. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2009, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2004, by state tax authorities for tax years before 2003 and by tax authorities outside the U.S. for tax years before 2001.

Non-U.S. taxation – Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2008, the fund had tax basis currency loss deferrals (realized during the period November 1, 2007, through September 30, 2008) of $14,247,000 and passive foreign investment company loss deferrals (realized during the period November 1, 2007, through September 30, 2008) of $107,006,000.

As of March 31, 2009, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$754,398
Gross unrealized depreciation on investment securities	(5,470,030)
Net unrealized depreciation on investment securities	(4,715,632)
Cost of investment securities	15,730,021

No distributions were paid to shareholders during the six months ended March 31, 2009.  The tax character of distributions paid to shareholders during the year ended September 30, 2008 was as follows (dollars in thousands):

Share class	Ordinary income	Long-term capital gains	Total distributions paid

Class A	$334,625	$1,839,497	$2,174,122
Class B	8,096	75,117	83,213
Class C	11,673	105,858	117,531
Class F-1	14,517	77,785	92,302
Class F-2*	-	-	-
Class 529-A	7,942	44,191	52,133
Class 529-B	637	6,526	7,163
Class 529-C	1,785	17,600	19,385
Class 529-E	409	2,737	3,146
Class 529-F-1	643	3,238	3,881
Class R1	412	3,689	4,101
Class R2	6,744	62,474	69,218
Class R3	7,952	52,541	60,493
Class R4	4,695	25,247	29,942
Class R5	8,197	38,689	46,886
Total	$408,327	$2,355,189	$2,763,516

* Class F-2 was offered beginning August 1, 2008.

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company® ("AFS"), the fund’s transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services –The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.800% on the first billion of daily net assets and decreasing to 0.595% on such assets in excess of $27 billion. CRMC waived a portion of its investment advisory services fee commencing on September 1, 2004, and terminating on December 31, 2008. During the six months ended March 31, 2009, total investment advisory services fees waived by CRMC were $2,062,000. As a result, the fee shown on the accompanying financial statements of $38,596,000, which was equivalent to an annualized rate of 0.657%, was reduced to $36,534,000, or 0.622% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2 and R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below.  In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes, except Classes F-2 and R-5, may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of March 31, 2009, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described on the next page.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a declining series of annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended March 31, 2009, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$10,360	$14,146	Not applicable	Not applicable	Not applicable
Class B	1,619	519	Not applicable	Not applicable	Not applicable
Class C	2,476	Included in administrative services	$372	$144	Not applicable
Class F-1	508		307	72	Not applicable
Class F-2	Not applicable		7	1	Not applicable
Class 529-A	256		195	55	$131
Class 529-B	171		26	13	17
Class 529-C	485		72	33	49
Class 529-E	39		11	3	11
Class 529-F-1	-		16	4	8
Class R-1	99		11	15	Not applicable
Class R-2	1,326		265	1,116	Not applicable
Class R-3	777		233	281	Not applicable
Class R-4	214		128	12	Not applicable
Class R-5	Not applicable		169	6	Not applicable
Total	$18,330	$14,665	$1,812	$1,755	$216

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $(323,000), shown on the accompanying financial statements, includes $281,000 in current fees (either paid in cash or deferred) and a net decrease of $604,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on October 1, 2008. FAS 157 requires the fund to classify its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2009 (dollars in thousands):

Investment securities
Level 1 – Quoted prices	$5,325,390
Level 2 – Other significant observable inputs	5,612,029	(*)
Level 3 – Significant unobservable inputs	76,970
Total	$11,014,389

(*) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $4,272,777,000 of investment securities were classified as Level 2 instead of Level 1.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the six months ended March 31, 2009 (dollars in thousands):

Level 3 investment securities
Beginning value at 10/1/2008	$168,729
Net sales	(989)
Net realized loss (*)	(11,154)
Net unrealized depreciation (*)	(77,366)
Net transfers out of Level 3	(2,250)
Ending value at 3/31/2009	$76,970

Net unrealized depreciation during the period on Level 3 investment securities held at 3/31/2009 (*)	$(81,906)

(*) Net realized loss and net unrealized depreciation are included in the related amounts on investments in the statement of operations.

6. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net (decrease) increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended March 31, 2009
Class A	$594,660	29,594	-	-	$(1,603,879)	(80,333)	$(1,009,219)	(50,739)
Class B	17,249	907	-	-	(59,883)	(3,137)	(42,634)	(2,230)
Class C	43,619	2,302	-	-	(102,219)	(5,405)	(58,600)	(3,103)
Class F-1	85,698	4,252	-	-	(141,779)	(7,159)	(56,081)	(2,907)
Class F-2	15,583	785	-	-	(5,076)	(257)	10,507	528
Class 529-A	26,468	1,331	-	-	(21,720)	(1,107)	4,748	224
Class 529-B	2,276	118	-	-	(2,685)	(140)	(409)	(22)
Class 529-C	9,726	507	-	-	(10,288)	(540)	(562)	(33)
Class 529-E	1,870	94	-	-	(1,597)	(82)	273	12
Class 529-F-1	3,269	166	-	-	(2,384)	(121)	885	45
Class R-1	4,291	223	-	-	(3,540)	(184)	751	39
Class R-2	85,652	4,466	-	-	(62,831)	(3,254)	22,821	1,212
Class R-3	72,780	3,695	-	-	(56,251)	(2,877)	16,529	818
Class R-4	46,667	2,296	-	-	(34,278)	(1,728)	12,389	568
Class R-5	91,723	4,503	-	-	(34,815)	(1,755)	56,908	2,748
Total net increase
(decrease)	$1,101,531	55,239	-	-	$(2,143,225)	(108,079)	$(1,041,694)	(52,840)

Year ended September 30, 2008
Class A	$2,407,578	62,279	$2,089,935	51,124	$(3,043,852)	(81,583)	$1,453,661	31,820
Class B	85,336	2,286	80,745	2,057	(141,282)	(4,024)	24,799	319
Class C	233,926	6,278	113,927	2,927	(198,879)	(5,687)	148,974	3,518
Class F-1	394,228	10,278	83,621	2,063	(268,755)	(7,438)	209,094	4,903
Class F-2†	8,949	286	-	-	(68)	(2)	8,881	284
Class 529-A	103,215	2,687	52,124	1,281	(37,637)	(1,021)	117,702	2,947
Class 529-B	7,967	213	7,161	180	(4,944)	(136)	10,184	257
Class 529-C	38,642	1,038	19,382	488	(18,948)	(523)	39,076	1,003
Class 529-E	5,442	143	3,145	78	(2,495)	(69)	6,092	152
Class 529-F-1	12,007	317	3,881	95	(3,630)	(96)	12,258	316
Class R-1	16,398	435	4,081	103	(11,800)	(327)	8,679	211
Class R-2	241,354	6,535	69,131	1,735	(180,872)	(4,945)	129,613	3,325
Class R-3	253,188	6,657	60,439	1,502	(166,174)	(4,496)	147,453	3,663
Class R-4	171,623	4,497	29,940	737	(88,296)	(2,374)	113,267	2,860
Class R-5	272,208	7,286	46,062	1,122	(56,010)	(1,499)	262,260	6,909
Total net increase
(decrease)	$4,252,061	111,215	$2,663,574	65,492	$(4,223,642)	(114,220)	$2,691,993	62,487

(*) Includes exchanges between share classes of the fund.
(†) Class F-2 was offered beginning August 1, 2008.

7. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $3,314,481,000 and $3,341,322,000, respectively, during the six months ended March 31, 2009.

Financial highlights(1)

			(Loss) income from investment operations(2)			Dividends and distributions
		Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(3) (4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers(4)		Ratio of net income (loss) to average net assets(4)

Class A:	Six months ended 3/31/2009(5)	$28.46	$.09	$(9.14)	$(9.05)	$-	$-	$-	$19.41	(31.80)%	$8,193	1.28	%(6)	1.24	%(6)	.87	%(6)
	Year ended 9/30/2008	47.43	.31	(14.35)	(14.04)	(.76)	(4.17)	(4.93)	28.46	(32.77)	13,453	1.07		1.01		.80
	Year ended 9/30/2007	38.87	.37	12.50	12.87	(.70)	(3.61)	(4.31)	47.43	35.41	20,913	1.04		.98		.86
	Year ended 9/30/2006	34.77	.25	4.94	5.19	(.41)	(.68)	(1.09)	38.87	15.27	15,167	1.08		1.01		.68
	Year ended 9/30/2005	27.82	.24	7.02	7.26	(.31)	-	(.31)	34.77	26.28	12,544	1.09		1.04		.76
	Year ended 9/30/2004	23.22	.02	4.61	4.63	(.03)	-	(.03)	27.82	19.95	9,771	1.12		1.12		.06

Class B:	Six months ended 3/31/2009(5)	27.16	.01	(8.71)	(8.70)	-	-	-	18.46	(32.03)	296	2.04	(6)	2.01	(6)	.10	(6)
	Year ended 9/30/2008	45.49	.01	(13.72)	(13.71)	(.45)	(4.17)	(4.62)	27.16	(33.27)	495	1.83		1.77		.03
	Year ended 9/30/2007	37.41	.04	12.02	12.06	(.37)	(3.61)	(3.98)	45.49	34.40	815	1.81		1.74		.10
	Year ended 9/30/2006	33.59	(.03)	4.78	4.75	(.25)	(.68)	(.93)	37.41	14.39	581	1.85		1.78		(.09)
	Year ended 9/30/2005	26.90	_ (7)	6.79	(.10)	(.10)	-	(.10)	26.70	25.31	457	1.86		1.81		(.01)
	Year ended 9/30/2004	22.60	(.18)	4.48	4.30	-	-	-	26.90	19.03	329	1.88		1.88		(.69)

Class C:	Six months ended 3/31/2009(5)	26.93	.02	(8.64)	(8.62)	-	-	-	18.31	(32.01)	456	1.93	(6)	1.90	(6)	.21	(6)
	Year ended 9/30/2008	45.18	.01	(13.63)	(13.62)	(.46)	(4.17)	(4.63)	26.93	(33.31)	754	1.86		1.79		.02
	Year ended 9/30/2007	37.21	.02	11.95	11.97	(.39)	(3.61)	(4.00)	45.18	34.35	1,107	1.85		1.79		.04
	Year ended 9/30/2006	33.45	(.04)	4.74	4.70	(.26)	(.68)	(.94)	37.21	14.33	696	1.89		1.83		(.12)
	Year ended 9/30/2005	26.82	(.02)	6.78	6.76	(.13)	-	(.13)	33.45	25.27	457	1.90		1.85		(.05)
	Year ended 9/30/2004	22.54	(.19)	4.47	4.28	-	-	-	26.82	18.99	274	1.92		1.91		(.71)

Class F-1:	Six months ended 3/31/2009(5)	28.21	.10	(9.05)	(8.95)	-	-	-	19.26	(31.73)	372	1.14	(6)	1.10	(6)	1.01	(6)
	Year ended 9/30/2008	47.08	.31	(14.23)	(13.92)	(.78)	(4.17)	(4.95)	28.21	(32.77)	627	1.07		1.01		.82
	Year ended 9/30/2007	38.65	.36	12.41	12.77	(.73)	(3.61)	(4.34)	47.08	35.41	815	1.05		.98		.84
	Year ended 9/30/2006	34.58	.26	4.91	5.17	(.42)	(.68)	(1.10)	38.65	15.28	446	1.08		1.01		.70
	Year ended 9/30/2005	27.70	.23	6.98	7.21	(.33)	-	(.33)	34.58	26.23	253	1.12		1.07		.72
	Year ended 9/30/2004	23.16	.02	4.58	4.60	(.06)	-	(.06)	27.70	19.90	128	1.15		1.14		.06

Class F-2:	Six months ended 3/31/2009(5)	28.47	.12	(9.13)	(9.01)	-	-	-	19.46	(31.65)	16	.87	(6)	.85	(6)	1.18	(6)
	Period from 8/1/2008 to 9/30/2008	33.66	.08	(5.27)	(5.19)	-	-	-	28.47	(15.42)	8	.14		.13		.26

Class 529-A:	Six months ended 3/31/2009(5)	28.32	.09	(9.08)	(8.99)	-	-	-	19.33	(31.74)	257	1.21	(6)	1.18	(6)	.92	(6)
	Year ended 9/30/2008	47.23	.29	(14.28)	(13.99)	(.75)	(4.17)	(4.92)	28.32	(32.79)	371	1.11		1.05		.78
	Year ended 9/30/2007	38.76	.34	12.44	12.78	(.70)	(3.61)	(4.31)	47.23	35.33	479	1.10		1.04		.79
	Year ended 9/30/2006	34.68	.25	4.93	5.18	(.42)	(.68)	(1.10)	38.76	15.25	284	1.11		1.05		.66
	Year ended 9/30/2005	27.79	.22	7.00	7.22	(.33)	-	(.33)	34.68	26.19	178	1.14		1.08		.71
	Year ended 9/30/2004	23.24	.02	4.60	4.62	(.07)	-	(.07)	27.79	19.90	97	1.14		1.14		.06

Class 529-B:	Six months ended 3/31/2009(5)	27.47	.01	(8.81)	(8.80)	-	-	-	18.67	(32.04)	33	2.05	(6)	2.01	(6)	.09	(6)
	Year ended 9/30/2008	45.96	(.02)	(13.89)	(13.91)	(.41)	(4.17)	(4.58)	27.47	(33.35)	49	1.93		1.87		(.05)
	Year ended 9/30/2007	37.77	(.01)	12.14	12.13	(.33)	(3.61)	(3.94)	45.96	34.25	71	1.92		1.86		(.02)
	Year ended 9/30/2006	33.93	(.07)	4.82	4.75	(.23)	(.68)	(.91)	37.77	14.24	48	1.97		1.90		(.20)
	Year ended 9/30/2005	27.20	(.05)	6.87	6.82	(.09)	-	(.09)	33.93	25.11	34	2.02		1.96		(.17)
	Year ended 9/30/2004	22.88	(.23)	4.55	4.32	-	-	-	27.20	18.88	22	2.04		2.04		(.84)

Class 529-C:	Six months ended 3/31/2009(5)	27.43	.01	(8.79)	(8.78)	-	-	-	18.65	(32.05)	94	2.04	(6)	2.00	(6)	.10	(6)
	Year ended 9/30/2008	45.92	(.01)	(13.89)	(13.90)	(.42)	(4.17)	(4.59)	27.43	(33.36)	140	1.93		1.86		(.04)
	Year ended 9/30/2007	37.77	(.01)	12.13	12.12	(.36)	(3.61)	(3.97)	45.92	34.23	188	1.92		1.86		(.02)
	Year ended 9/30/2006	33.94	(.07)	4.83	4.76	(.25)	(.68)	(.93)	37.77	14.27	115	1.96		1.90		(.19)
	Year ended 9/30/2005	27.21	(.05)	6.87	6.82	(.09)	-	(.09)	33.94	25.13	77	2.00		1.95		(.16)
	Year ended 9/30/2004	22.89	(.22)	4.54	4.32	-	-	-	27.21	18.87	43	2.03		2.03		(.83)

Class 529-E:	Six months ended 3/31/2009(5)	28.00	.06	(8.98)	(8.92)	-	-	-	19.08	(31.86)	15	1.51	(6)	1.48	(6)	.62	(6)
	Year ended 9/30/2008	46.76	.18	(14.15)	(13.97)	(.62)	(4.17)	(4.79)	28.00	(33.01)	22	1.42		1.35		.47
	Year ended 9/30/2007	38.40	.21	12.33	12.54	(.57)	(3.61)	(4.18)	46.76	34.93	30	1.41		1.35		.49
	Year ended 9/30/2006	34.42	.12	4.89	5.01	(.35)	(.68)	(1.03)	38.40	14.86	18	1.44		1.37		.34
	Year ended 9/30/2005	27.58	.12	6.96	7.08	(.24)	-	(.24)	34.42	25.81	12	1.47		1.42		.37
	Year ended 9/30/2004	23.09	(.08)	4.59	4.51	(.02)	-	(.02)	27.58	19.52	6	1.50		1.49		(.29)

Class 529-F-1:	Six months ended 3/31/2009(5)	$28.33	$.11	$(9.09)	$(8.98)	$-	$-	$-	$19.35	(31.70)%	$21	1.01	%(6)	.98	%(6)	1.12	%(6)
	Year ended 9/30/2008	47.24	.37	(14.28)	(13.91)	(.83)	(4.17)	(5.00)	28.33	(32.66)	30	.92		.85		.98
	Year ended 9/30/2007	38.77	.42	12.44	12.86	(.78)	(3.61)	(4.39)	47.24	35.56	35	.91		.85		.98
	Year ended 9/30/2006	34.64	.31	4.93	5.24	(.43)	(.68)	(1.11)	38.77	15.44	19	.94		.87		.83
	Year ended 9/30/2005	27.72	.23	6.99	7.22	(.30)	-	(.30)	34.64	26.22	12	1.11		1.06		.74
	Year ended 9/30/2004	23.20	(.01)	4.60	4.59	(.07)	-	(.07)	27.72	19.81	7	1.25		1.24		(.04)

Class R-1:	Six months ended 3/31/2009(5)	27.51	.02	(8.82)	(8.80)	-	-	-	18.71	(32.03)	20	1.94	(6)	1.91	(6)	.20	(6)
	Year ended 9/30/2008	46.04	.02	(13.91)	(13.89)	(.47)	(4.17)	(4.64)	27.51	(33.29)	28	1.84		1.77		.05
	Year ended 9/30/2007	37.89	.01	12.17	12.18	(.42)	(3.61)	(4.03)	46.04	34.32	38	1.88		1.80		.03
	Year ended 9/30/2006	34.07	(.04)	4.83	4.79	(.29)	(.68)	(.97)	37.89	14.31	21	1.92		1.82		(.11)
	Year ended 9/30/2005	27.34	(.01)	6.90	6.89	(.16)	-	(.16)	34.07	25.27	12	1.97		1.85		(.05)
	Year ended 9/30/2004	23.00	(.19)	4.55	4.36	(.02)	-	(.02)	27.34	18.98	6	2.01		1.91		(.71)

Class R-2:	Six months ended 3/31/2009(5)	27.55	(.01)	(8.83)	(8.84)	-	-	-	18.71	(32.09)	358	2.24	(6)	2.20	(6)	(.10	)(6)
	Year ended 9/30/2008	46.13	(.01)	(13.95)	(13.96)	(.45)	(4.17)	(4.62)	27.55	(33.36)	494	1.94		1.86		(.04)
	Year ended 9/30/2007	37.93	.03	12.18	12.21	(.40)	(3.61)	(4.01)	46.13	34.36	673	1.93		1.77		.06
	Year ended 9/30/2006	34.09	(.03)	4.83	4.80	(.28)	(.68)	(.96)	37.93	14.35	414	2.06		1.80		(.09)
	Year ended 9/30/2005	27.36	(.01)	6.90	6.89	(.16)	-	(.16)	34.09	25.28	258	2.17		1.82		(.03)
	Year ended 9/30/2004	23.00	(.18)	4.56	4.38	(.02)	-	(.02)	27.36	19.05	131	2.30		1.88		(.67)

Class R-3:	Six months ended 3/31/2009(5)	27.94	.06	(8.96)	(8.90)	-	-	-	19.04	(31.88)	312	1.54	(6)	1.50	(6)	.60	(6)
	Year ended 9/30/2008	46.68	.18	(14.12)	(13.94)	(.63)	(4.17)	(4.80)	27.94	(32.99)	435	1.42		1.35		.48
	Year ended 9/30/2007	38.34	.20	12.31	12.51	(.56)	(3.61)	(4.17)	46.68	34.88	555	1.42		1.35		.47
	Year ended 9/30/2006	34.39	.11	4.87	4.98	(.35)	(.68)	(1.03)	38.34	14.82	319	1.49		1.42		.30
	Year ended 9/30/2005	27.58	.11	6.96	7.07	(.26)	-	(.26)	34.39	25.75	188	1.51		1.44		.36
	Year ended 9/30/2004	23.12	(.08)	4.59	4.51	(.05)	-	(.05)	27.58	19.52	85	1.55		1.49		(.28)

Class R-4:	Six months ended 3/31/2009(5)	28.29	.10	(9.07)	(8.97)	-	-	-	19.32	(31.71)	172	1.12	(6)	1.09	(6)	1.01	(6)
	Year ended 9/30/2008	47.20	.32	(14.29)	(13.97)	(.77)	(4.17)	(4.94)	28.29	(32.78)	236	1.07		1.01		.84
	Year ended 9/30/2007	38.73	.35	12.45	12.80	(.72)	(3.61)	(4.33)	47.20	35.41	259	1.06		1.00		.82
	Year ended 9/30/2006	34.68	.25	4.91	5.16	(.43)	(.68)	(1.11)	38.73	15.20	126	1.11		1.04		.67
	Year ended 9/30/2005	27.79	.23	7.01	7.24	(.35)	-	(.35)	34.68	26.25	67	1.12		1.06		.74
	Year ended 9/30/2004	23.22	.02	4.61	4.63	(.06)	-	(.06)	27.79	19.95	20	1.13		1.13		.07

Class R-5:	Six months ended 3/31/2009(5)	28.64	.13	(9.18)	(9.05)	-	-	-	19.59	(31.60)	355	.81	(6)	.78	(6)	1.32	(6)
	Year ended 9/30/2008	47.70	.44	(14.45)	(14.01)	(.88)	(4.17)	(5.05)	28.64	(32.57)	440	.77		.70		1.17
	Year ended 9/30/2007	39.10	.48	12.56	13.04	(.83)	(3.61)	(4.44)	47.70	35.77	403	.77		.71		1.11
	Year ended 9/30/2006	34.93	.36	4.97	5.33	(.48)	(.68)	(1.16)	39.10	15.60	216	.80		.74		.97
	Year ended 9/30/2005	27.97	.33	7.05	7.38	(.42)	-	(.42)	34.93	26.62	142	.81		.76		1.04
	Year ended 9/30/2004	23.33	.10	4.64	4.74	(.10)	-	(.10)	27.97	20.34	105	.82		.81		.36

	Six months ended	Year ended September 30
	March 31, 2009 (5)	2008	2007	2006	2005	2004

Portfolio turnover rate for all classes of shares	31%	50%	48%	45%	45%	48%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain waivers from CRMC. During the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5)Unaudited.
(6)Annualized.
(7)Amount less than $.01.

See Notes to Financial Statements

Expense example
unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2008, through March 31, 2009).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10/1/2008	Ending account value 3/31/2009	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$682.01	$5.20	1.24%
Class A -- assumed 5% return	1,000.00	1,018.75	6.24	1.24
Class B -- actual return	1,000.00	679.68	8.42	2.01
Class B -- assumed 5% return	1,000.00	1,014.91	10.10	2.01
Class C -- actual return	1,000.00	679.91	7.96	1.90
Class C -- assumed 5% return	1,000.00	1,015.46	9.55	1.90
Class F-1 -- actual return	1,000.00	682.73	4.61	1.10
Class F-1 -- assumed 5% return	1,000.00	1,019.45	5.54	1.10
Class F-2 -- actual return	1,000.00	683.53	3.57	.85
Class F-2 -- assumed 5% return	1,000.00	1,020.69	4.28	.85
Class 529-A -- actual return	1,000.00	682.56	4.95	1.18
Class 529-A -- assumed 5% return	1,000.00	1,019.05	5.94	1.18
Class 529-B -- actual return	1,000.00	679.64	8.42	2.01
Class 529-B -- assumed 5% return	1,000.00	1,014.91	10.10	2.01
Class 529-C -- actual return	1,000.00	679.54	8.37	2.00
Class 529-C -- assumed 5% return	1,000.00	1,014.96	10.05	2.00
Class 529-E -- actual return	1,000.00	681.42	6.20	1.48
Class 529-E -- assumed 5% return	1,000.00	1,017.55	7.44	1.48
Class 529-F-1 -- actual return	1,000.00	683.02	4.11	.98
Class 529-F-1 -- assumed 5% return	1,000.00	1,020.04	4.94	.98
Class R-1 -- actual return	1,000.00	679.75	8.00	1.91
Class R-1 -- assumed 5% return	1,000.00	1,015.41	9.60	1.91
Class R-2 -- actual return	1,000.00	679.14	9.21	2.20
Class R-2 -- assumed 5% return	1,000.00	1,013.96	11.05	2.20
Class R-3 -- actual return	1,000.00	681.21	6.29	1.50
Class R-3 -- assumed 5% return	1,000.00	1,017.45	7.54	1.50
Class R-4 -- actual return	1,000.00	682.92	4.57	1.09
Class R-4 -- assumed 5% return	1,000.00	1,019.50	5.49	1.09
Class R-5 -- actual return	1,000.00	684.00	3.27	.78
Class R-5 -- assumed 5% return	1,000.00	1,021.04	3.93	.78

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 365 (to reflect the one-half year period).

Other share class results
unaudited

Classes B, C, F and 529
Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2009:

	1 year	5 years	Life of class
Class B shares[1] — first sold 3/15/00
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares are
sold within six years of purchase	–49.50%	–3.66%	–5.51%
Not reflecting CDSC	–46.85	–3.36	–5.51

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	–47.37	–3.39	0.18
Not reflecting CDSC	–46.84	–3.39	0.18

Class F-1 shares[2] — first sold 3/15/01
Not reflecting annual asset-based fee charged by
sponsoring firm	–46.40	–2.61	0.99

Class F-2 shares[2] — first sold 8/1/08
Not reflecting annual asset-based fee charged by
sponsoring firm	—	—	–42.19	[3]

Class 529-A shares[4] — first sold 2/19/02
Reflecting 5.75% maximum sales charge	–49.50	–3.80	1.27
Not reflecting maximum sales charge	–46.42	–2.65	2.11

Class 529-B shares[1,4] — first sold 2/20/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	–49.53	–3.78	1.14
Not reflecting CDSC	–46.87	–3.47	1.14

Class 529-C shares[4] — first sold 2/20/02
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	–47.41	–3.48	1.14
Not reflecting CDSC	–46.88	–3.48	1.14

Class 529-E shares[2,4] — first sold 3/15/02	–46.60	–2.96	0.81

Class 529-F-1 shares[2,4] — first sold 9/17/02
Not reflecting annual asset-based fee charged by
sponsoring firm	–46.34	–2.54	5.10

[1]These shares are no longer available for purchase.
[2]These shares are sold without any initial or contingent deferred sales charge.
[3]Results are cumulative total returns; they are not annualized.
[4]Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 26 to 29 for details.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Offices of the fund and of the
investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel
K&L Gates LLP
55 Second Street, Suite 1700
San Francisco, CA 94105

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete March 31, 2009, portfolio of SMALLCAP World Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

SMALLCAP World Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available on the American Funds website or by calling AFS.

This report is for the information of shareholders of SMALLCAP World Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2009, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For nearly 80 years, we have followed a consistent philosophy to benefit our investors. Our carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique approach to portfolio management, developed 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 25 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
>SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
American Balanced Fund®

•Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market funds
American Funds Money Market Fund SM
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds    Capital Research and Management    Capital International    Capital Guardian    Capital Bank and Trust

Lit. No. MFGESR-935-0509P

Litho in USA BBC/L/8094-S16766

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

[logo – American Funds®]

SMALLCAP World Fund®
Investment portfolio

March 31, 2009
unaudited

Common stocks — 87.98%	Shares	Value (000)

INDUSTRIALS — 17.07%
MSC Industrial Direct Co., Inc., Class A	3,123,700	$97,053
Container Corp. of India Ltd.[1]	6,113,588	87,080
URS Corp.[2]	1,479,200	59,774
Downer EDI Ltd.[1,3]	17,026,345	52,864
Resources Connection, Inc.[2,3]	3,357,500	50,631
Watsco, Inc.	1,430,500	48,680
Ellaktor SA1	8,396,000	42,372
LS Industrial Systems Co., Ltd.[1]	989,660	39,165
Mine Safety Appliances Co.[3]	1,922,500	38,488
Michael Page International PLC[1]	14,629,333	38,392
Flowserve Corp.	650,000	36,478
Beacon Roofing Supply, Inc.[2,3]	2,539,625	34,006
IDEX Corp.	1,535,000	33,570
Monster Worldwide, Inc.[2]	4,000,000	32,600
GfK AG1	1,365,500	32,223
Navigant Consulting, Inc.[2]	2,441,500	31,910
Delachaux SA1	580,045	30,554
SIA Engineering Co. Ltd.[1]	24,405,000	30,114
MITIE Group PLC[1]	11,059,000	29,624
Singapore Post Private Ltd.[1]	54,995,000	28,017
Kaba Holding AG1	166,500	25,553
United Stationers Inc.[2]	903,700	25,376
Grontmij NV, depository receipts[1,3]	1,107,000	22,668
Manpower Inc.	707,000	22,292
Astaldi SpA[1,3]	5,344,954	22,011
De La Rue PLC[1]	1,549,743	21,552
Koninklijke BAM Groep NV1	2,390,000	21,236
Sintex Industries Ltd.[1,3]	10,882,726	21,223
Jain Irrigation Systems Ltd.[1]	3,107,009	20,953
Uponor Oyj[1]	2,246,600	20,919
Graco Inc.	1,225,200	20,914
TaeWoong Co., Ltd.[1]	330,500	20,499
Murray & Roberts Holdings Ltd.[1]	4,750,000	20,493
Avery Dennison Corp.	900,000	20,106
TrueBlue, Inc.[2,3]	2,423,600	19,995
Pfeiffer Vacuum Technology AG, non-registered shares[1]	334,000	19,729
Österreichische Post AG1	639,500	18,972
Ennis, Inc.[3]	2,064,000	18,287
KBR, Inc.	1,248,000	17,235
Brady Corp., Class A, nonvoting shares	974,700	17,184
Herman Miller, Inc.	1,570,000	16,736
Aboitiz Equity Ventures, Inc.[1]	134,250,000	15,624
BayWa AG1	665,150	15,219
Société BIC SA1	308,000	15,099
Shenzhen Expressway Co. Ltd., Class H1	42,916,000	14,955
Flughafen Wien AG, non-registered shares[1]	505,000	14,727
Pentair, Inc.	650,000	14,085
Dalian Port (PDA) Co. Ltd., Class H1	42,504,000	13,706
Houston Wire & Cable Co.[3]	1,678,900	13,011
MTU Aero Engines Holding AG1	546,100	12,789
Pyeong San Co., Ltd.[1,2]	490,000	12,529
Kaydon Corp.	450,000	12,298
CoStar Group, Inc.[2]	400,000	12,100
Indutrade AB1	1,155,000	11,821
Joy Global Inc.	550,000	11,715
John Bean Technologies Corp.	1,103,120	11,539
Copa Holdings, SA, Class A	400,458	11,481
ESCO Technologies Inc.[2]	285,700	11,057
PRONEXUS INC.[1]	1,627,000	11,007
Goodpack Ltd.[1,3]	24,678,000	10,709
IVRCL Infrastructures & Projects Ltd.[1]	4,455,000	10,688
Santos Brasil Participações SA, units	3,876,000	10,603
Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	563,200	10,278
Wilson Sons Ltd. (BDR)	2,025,000	10,156
Robert Half International Inc.	547,440	9,761
Steelcase Inc., Class A	1,900,000	9,519
Korea Plant Service & Engineering Co., Ltd.[1]	400,000	9,022
Trakya Cam Sanayii AS1,2	16,186,936	8,879
Continental Airlines, Inc., Class B2	1,000,000	8,810
Actuant Corp., Class A	800,000	8,264
Melco International Development Ltd.[1]	26,200,000	8,076
Frigoglass SAIC[1]	1,967,833	7,944
Curtiss-Wright Corp.	268,600	7,534
Corporate Executive Board Co.	498,032	7,221
Permasteelisa SpA[1]	615,000	6,917
Cintas Corp.	274,000	6,773
Danieli & C. Officine Meccaniche SpA, nonconvertible shares[1]	1,200,000	6,694
TransDigm Group Inc.[2]	203,000	6,667
Geberit AG1	74,000	6,629
Hays PLC[1]	6,355,000	6,600
Corrections Corporation of America[2]	500,000	6,405
DCC PLC[1]	422,500	6,392
Kansas City Southern[2]	500,000	6,355
Ansaldo STS SpA[1]	390,000	6,190
Heidelberger Druckmaschinen AG1	1,270,000	6,138
Nagarjuna Construction Co. Ltd.[1]	4,904,544	6,058
S1 Corp.[1]	179,000	6,056
Alaska Air Group, Inc.[2]	340,000	5,974
Hopewell Highway Infrastructure Ltd.[1]	9,912,500	5,589
Kingspan Group PLC[1]	1,515,000	5,531
Japan Airport Terminal Co. Ltd.[1]	500,000	5,335
Intertek Group PLC[1]	415,000	5,264
AirAsia Bhd.[1,2]	20,250,000	5,239
Lonrho PLC[1,2,3]	49,660,000	5,157
G-Shank Enterprise Co., Ltd.[1]	11,512,438	5,075
Zumtobel AG1	690,000	4,985
LECG Corp.[2,3]	1,863,800	4,734
Landstar System, Inc.	135,000	4,518
Seco Tools AB, Class B1	650,000	4,442
ALL – América Latina Logística SA, units	1,000,000	4,290
BELIMO Holding AG1	6,300	4,255
Altra Holdings, Inc.[2]	1,081,948	4,198
Bradken Ltd.[1]	3,587,656	4,143
Korea Electric Terminal Co., Ltd.[1]	309,710	3,944
Northgate PLC[1,3]	4,114,822	3,842
Cpl Resources PLC[1,3]	2,975,986	3,553
Max India Ltd.[1,2]	1,795,000	3,475
ITE Group PLC[1]	3,545,000	3,285
J&P-AVAX SA1	1,104,774	2,683
Prysmian SpA[1]	260,000	2,585
TK Corp.[1,2]	82,950	1,790
Chen Hsong Holdings Ltd.[1]	8,614,000	1,473
Aalberts Industries NV1	253,908	1,367
American Shipping Co. ASA[1,2]	544,600	590
Aker Philadelphia Shipyard ASA[1,4]	346,000	462
Imagelinx PLC[1,2,3]	21,385,714	383
Hyunjin Materials Co., Ltd.[1,2]	11,263	273
BrisConnections Unit Trusts[1,2,3]	27,300,000	19
		1,872,081

HEALTH CARE — 13.67%
Myriad Genetics, Inc.[2]	2,288,000	104,035
Inverness Medical Innovations, Inc.[2]	3,072,700	81,826
Cochlear Ltd.[1]	2,024,890	70,645
Thoratec Corp.[2]	2,678,155	68,802
Masimo Corp.[2]	2,091,200	60,603
American Medical Systems Holdings, Inc.[2,3]	5,155,400	57,483
Illumina, Inc.[2]	1,425,000	53,067
NuVasive, Inc.[2]	1,596,261	50,091
Fisher & Paykel Healthcare Corp. Ltd.[1]	23,750,690	42,791
Volcano Corp.[2,3]	2,783,600	40,501
Hikma Pharmaceuticals PLC[1]	6,769,153	35,026
Millipore Corp.[2]	600,000	34,446
ResMed Inc[2]	815,000	28,802
ResMed Inc (CDI)[1,2]	1,500,000	5,527
Integra LifeSciences Holdings Corp.[2]	1,370,000	33,880
CardioNet, Inc.[2]	1,120,770	31,449
Haemonetics Corp.[2]	567,200	31,241
Nakanishi Inc.[1,3]	550,100	31,071
Hologic, Inc.[2]	2,336,000	30,578
Medicis Pharmaceutical Corp., Class A	2,245,000	27,771
ev3 Inc.[2]	3,900,000	27,690
Charles River Laboratories International, Inc.[2]	920,000	25,033
SonoSite, Inc.[2,3]	1,354,100	24,211
Beckman Coulter, Inc.	448,300	22,868
RHÖN-KLINIKUM AG, non-registered shares[1]	1,165,000	21,641
Mindray Medical International Ltd., Class A (ADR)	1,117,726	20,689
DiaSorin SpA[1]	877,100	19,561
XenoPort, Inc.[2]	1,000,000	19,360
Greatbatch, Inc.[2]	990,400	19,164
Covance Inc.[2]	535,000	19,062
Acorda Therapeutics, Inc.[2]	900,000	17,829
Laboratorios Almirall, SA1	2,051,800	17,749
Cougar Biotechnology, Inc.[2,4]	500,000	16,100
Invacare Corp.	935,000	14,988
Intuitive Surgical, Inc.[2]	155,000	14,781
Abaxis, Inc.[2]	834,700	14,390
Vibrac SA1	183,000	12,927
Tsumura & Co.[1]	490,000	12,654
Applera Corp., Celera Corp.[2]	1,658,000	12,651
Sonic Healthcare Ltd.[1]	1,552,967	11,987
Bumrungrad Hospital PCL[1]	23,355,300	11,805
Ipca Laboratories Ltd.[1,3]	1,794,000	11,711
PSS World Medical, Inc.[2]	800,000	11,480
Alexion Pharmaceuticals, Inc.[2]	300,000	11,298
Tecan Group AG1	415,586	11,093
Auxilium Pharmaceuticals, Inc.[2]	400,000	11,088
AMAG Pharmaceuticals, Inc.[2]	300,000	11,031
ZOLL Medical Corp.[2]	745,000	10,698
Eurand NV2	850,000	9,469
Orion Oyj, Class B1	655,000	9,463
Vital Images, Inc.[2,3]	792,000	8,926
TranS1 Inc.[2,3]	1,330,000	8,100
Recordati SpA[1]	1,300,000	7,069
Gerresheimer AG, non-registered shares[1]	365,270	6,668
United Therapeutics Corp.[2]	100,000	6,609
ArthroCare Corp.[2]	1,329,903	6,517
TECHNE Corp.	100,000	5,471
EGIS Nyrt.[1]	107,000	5,274
Array BioPharma Inc.[2]	1,920,000	5,069
Clínica Baviera, SA1	420,000	4,736
ABIOMED, Inc.[2]	940,491	4,608
Wright Medical Group, Inc.[2]	350,000	4,561
Vical Inc.[2,3]	2,250,279	4,321
AS ONE Corp.[1]	253,000	4,127
Laboratorios Farmacéuticos ROVI, SA1	710,000	3,953
Newron Pharmaceuticals SpA[1,2]	257,000	3,916
LifeCycle Pharma A/S1,2	2,275,000	3,247
Vision-Sciences, Inc.[2,3]	2,200,000	2,816
Savient Pharmaceuticals, Inc.[2]	500,000	2,475
Krka, dd, Novo mesto[1]	27,820	1,959
Exiqon A/S1,2	450,000	1,051
WuXi PharmaTech (Cayman) Inc. (ADR)[2]	230,500	1,044
Hythiam, Inc.[2]	2,700,000	837
A&D Pharma Holdings NV (GDR)[1,2]	775,200	823
Arpida Ltd.[1,2,3]	1,231,509	658
AtriCure, Inc.[2]	163,926	210
Allied Medical Ltd.[1,2]	147,030	21
		1,499,172

INFORMATION TECHNOLOGY — 12.33%
Kingboard Chemical Holdings Ltd.[1,3]	59,348,200	123,327
Intersil Corp., Class A3	6,090,000	70,035
IAC/InterActiveCorp[2]	3,500,000	53,305
SkillSoft PLC (ADR)[2,3]	7,225,000	48,335
KLA-Tencor Corp.	2,196,000	43,920
AVEVA Group PLC[1,3]	5,225,000	42,169
Novellus Systems, Inc.[2]	2,350,000	39,080
Semtech Corp.[2]	2,746,053	36,660
Digital River, Inc.[2]	1,194,000	35,605
Hittite Microwave Corp.[2]	1,065,000	33,228
SRA International, Inc., Class A2	2,250,000	33,075
Fidelity National Information Services, Inc.	1,728,000	31,450
Ultimate Software Group, Inc.[2,3]	1,755,000	30,291
Verifone Holdings, Inc.[2]	3,636,500	24,728
VistaPrint Ltd.[2]	875,000	24,054
Sun Microsystems, Inc.[2]	3,175,000	23,241
National Instruments Corp.	1,235,653	23,045
ACI Worldwide, Inc.[2]	1,194,900	22,404
AAC Acoustic Technologies Holdings Inc.[1,2]	44,865,000	21,126
Internet Brands, Inc., Class A2	3,272,895	19,212
Red Hat, Inc.[2]	1,064,609	18,993
Advantest Corp.[1]	1,200,000	18,188
Global Unichip Corp.[1]	4,120,076	18,169
Perfect World Co., Ltd., Class B (ADR)[2]	1,285,000	18,054
Varian Semiconductor Equipment Associates, Inc.[2]	802,500	17,382
Veeco Instruments Inc.[2,3]	2,566,396	17,118
Logitech International SA2	1,650,000	16,962
FormFactor, Inc.[2]	900,000	16,218
Echelon Corp.[2]	2,000,000	16,180
Akamai Technologies, Inc.[2]	827,000	16,044
Hana Microelectronics PCL[1,3]	53,925,000	15,368
Trimble Navigation Ltd.[2]	1,000,000	15,280
Avid Technology, Inc.[2]	1,633,400	14,929
Neopost SA1	191,077	14,785
Kingboard Laminates Holdings Ltd.[1]	53,064,236	14,748
ASM Pacific Technology Ltd.[1]	4,120,000	14,405
Halma PLC[1]	5,365,000	12,687
Internet Capital Group, Inc.[2,3]	3,096,000	12,477
Blackboard Inc.[2]	350,000	11,109
Kapsch TrafficCom AG1	548,989	10,783
Lender Processing Services, Inc.	350,000	10,713
Novell, Inc.[2]	2,478,000	10,556
Cognex Corp.	750,000	10,013
Heartland Payment Systems, Inc.	1,505,000	9,948
Mentor Graphics Corp.[2]	2,236,349	9,929
Tripod Technology Corp.[1]	7,000,000	9,379
Acer Inc.[1]	6,200,000	9,369
Littelfuse, Inc.[2]	850,000	9,342
DTS, Inc.[2]	379,300	9,126
salesforce.com, inc.[2]	270,000	8,837
SINA Corp.[2]	355,000	8,254
Renishaw PLC[1]	2,253,738	8,014
DigiTech Systems Co., Ltd.[1,2]	435,000	7,695
Omniture, Inc.[2]	575,000	7,584
DemandTec, Inc.[2]	845,000	7,394
Compal Electronics, Inc.[1]	10,200,500	7,341
Intermec, Inc.[2]	625,000	6,500
Solera Holdings, Inc.[2]	255,990	6,343
Power Integrations, Inc.	368,307	6,335
SanDisk Corp.[2]	500,000	6,325
Cadence Design Systems, Inc.[2]	1,500,000	6,300
Finisar Corp.[2]	13,321,895	5,862
austriamicrosystems AG, non-registered shares[1,3]	715,000	5,836
Redington (India) Ltd.[1]	2,680,868	5,820
Ono Sokki Co., Ltd.[1,3]	1,609,000	5,355
Techwell, Inc.[2]	825,000	5,206
Infotech Enterprises Ltd.[1,3]	3,000,000	5,032
Comverse Technology, Inc.[2]	860,000	4,936
Rolta India Ltd.[1]	4,000,000	4,560
TIBCO Software Inc.[2]	740,854	4,349
Orbotech Ltd.[2]	1,128,317	4,276
OBIC Co., Ltd.[1]	33,830	4,242
Dice Holdings, Inc.[2]	1,427,800	3,969
Wincor Nixdorf AG1	80,000	3,626
Hutchinson Technology Inc.[2,3]	1,286,035	3,344
Kaboose Inc.[2,3]	9,700,000	3,304
Delta Networks, Inc.[1]	14,000,000	3,173
Delta Electronics (Thailand) PCL[1]	12,150,000	3,157
Wistron Corp.[1]	2,832,000	3,069
LoopNet, Inc.[2]	401,500	2,441
THQ Inc.[2]	771,000	2,344
Monotype Imaging Holdings Inc.[2]	431,700	1,615
Stratasys, Inc.[2]	186,216	1,540
DFI, Inc.[1]	822,966	877
Oakton Ltd.[1]	1,520,000	830
Insight Enterprises, Inc.[2]	114,740	351
HSW International, Inc.[2,4]	815,215	135
HSW International, Inc.[1,2,4]	294,693	35
		1,352,750

CONSUMER DISCRETIONARY — 12.07%
Jumbo SA1,3	9,689,912	73,440
Café de Coral Holdings Ltd.[1,3]	31,900,000	62,651
NVR, Inc.[2]	103,500	44,272
Lions Gate Entertainment Corp.[2,3]	8,250,000	41,662
Chipotle Mexican Grill, Inc., Class A2	341,806	22,689
Chipotle Mexican Grill, Inc., Class B2	288,000	16,505
Fourlis[1,3]	4,074,000	37,427
Billabong International Ltd.[1]	5,895,000	34,906
GEOX SpA[1]	5,425,880	33,840
Marvel Entertainment, Inc.[2]	1,100,000	29,205
Trinity Ltd.[1,2,3,4]	82,337,500	28,897
Pantaloon Retail (India) Ltd.[1,3]	8,524,816	27,411
Pantaloon Retail (India) Ltd., Class B1,3	551,250	1,271
Ekornes ASA[1,3]	2,937,598	28,425
Blue Nile, Inc.[2,3]	941,140	28,375
O’Reilly Automotive, Inc.[2]	800,000	28,008
priceline.com Inc.[2]	350,000	27,573
Weight Watchers International, Inc.	1,320,000	24,486
Navitas Ltd.[1]	15,077,690	24,005
WABCO Holdings Inc.	1,950,000	24,004
lululemon athletica inc.[2]	2,768,214	23,973
CarMax, Inc.[2]	1,865,000	23,201
Central European Media Enterprises Ltd., Class A2	2,000,000	22,920
Kuoni Reisen Holding AG, Class B1	93,066	22,518
Virgin Media Inc.[2]	4,517,500	21,684
DeVry Inc.	450,000	21,681
Timberland Co., Class A2	1,767,000	21,098
Rightmove PLC[1]	5,174,057	19,370
Choice Hotels International, Inc.	750,000	19,365
CTC Media, Inc.[2]	4,075,000	18,582
American Public Education, Inc.[2]	425,000	17,875
Halfords Group PLC[1]	4,200,000	17,568
Tractor Supply Co.[2]	456,100	16,447
Nitori Co., Ltd.[1]	290,000	16,205
Live Nation, Inc.[2,3]	5,782,000	15,438
Las Vegas Sands Corp.[2]	5,000,000	15,050
Aristocrat Leisure Ltd.[1]	6,277,742	14,853
Leggett & Platt, Inc.	1,100,000	14,289
Autoliv AB	750,000	13,927
Grand Canyon Education, Inc.[2]	800,000	13,808
Lojas Renner SA, ordinary nominative	2,150,000	13,303
Williams-Sonoma, Inc.	1,247,800	12,578
D.R. Horton, Inc.	1,250,000	12,125
Schibsted ASA[1]	2,029,977	11,841
China Dongxiang (Group) Co., Ltd.[1]	32,000,000	11,771
REXLot Holdings Ltd.[1,2]	366,000,000	11,731
Urban Outfitters, Inc.[2]	675,000	11,050
GOME Electrical Appliances Holding Ltd.[1]	108,652,000	10,935
Harman International Industries, Inc.	800,000	10,824
Integrated Distribution Services Group Ltd.[1]	8,775,000	10,160
Hotai Motor Co., Ltd.[1]	7,162,415	10,013
K12 Inc.[2]	700,018	9,730
Domino’s Pizza Enterprises Ltd.[1,3]	4,563,190	9,521
Ascent Media Corp., Class A2	377,264	9,432
TAKKT AG1	1,071,778	9,247
Jackson Hewitt Tax Service Inc.[3]	1,761,400	9,195
Royal Caribbean Cruises Ltd.	1,100,000	8,811
Bloomsbury Publishing PLC[1,3]	5,405,000	8,753
Life Time Fitness, Inc.[2]	690,000	8,666
Dolan Media Co.[2]	1,034,514	8,142
Boyd Gaming Corp.	2,000,000	7,460
Nishimatsuya Chain Co., Ltd.[1]	1,000,000	7,089
TOD’S SpA[1]	162,000	6,894
Bosideng International Holdings Ltd.[1]	93,188,700	6,615
Peet’s Coffee & Tea, Inc.[2]	290,000	6,270
Pou Sheng International (Holdings) Ltd.[1,2]	57,525,000	6,013
P.F. Chang’s China Bistro, Inc.[2]	250,000	5,720
Restaurant Group PLC[1]	2,950,000	5,699
American Axle & Manufacturing Holdings, Inc.[3]	4,300,000	5,676
Bijou Brigitte modische Accessoires AG1	52,000	5,600
USS Co., Ltd.[1]	100,000	4,400
Titan Industries Ltd.[1]	275,493	4,247
Banyan Tree Holdings Ltd.[1]	16,693,000	4,117
ElringKlinger AG1	405,000	4,029
Bob Evans Farms, Inc.	175,000	3,924
Gaming VC Holdings SA1	1,396,800	3,775
Praktiker Bau- und Heimwerkermärkte Holding AG1	605,280	3,178
HUGO BOSS AG1	215,000	3,141
Saks Inc.[2]	1,457,500	2,726
Office Depot, Inc.[2]	2,055,000	2,692
Rambler Media Ltd.[1,2]	600,000	2,220
Galaxy Entertainment Group Ltd.[1,2]	13,250,000	2,052
Spot Runner, Inc.[1,2,4]	2,980,544	1,419
Ten Alps PLC[1,2,3]	3,439,001	1,292
Burani Designer Holding NV (CDI)[1]	589,428	665
Fontainebleau Resorts LLC, Class A, nonvoting units[1,2,4]	1,900,000	228
Mobile Travel Guide, Inc.[1,2,4]	96,033	16
CEC Unet PLC[1,2,3]	35,100,775	—
		1,323,889

FINANCIALS — 9.78%
Redwood Trust, Inc.[3]	3,730,000	57,256
Glacier Bancorp, Inc.[3]	3,250,000	51,058
BOK Financial Corp.	1,367,000	47,230
City National Corp.	1,380,000	46,603
Hopewell Holdings Ltd.[1]	16,728,500	43,942
Kotak Mahindra Bank Ltd.[1]	6,221,762	35,022
Daegu Bank, Ltd.[1]	6,361,090	34,017
Mercury General Corp.	1,000,724	29,722
eHealth, Inc.[2,3]	1,830,000	29,298
Westamerica Bancorp.	600,000	27,336
Champion Real Estate Investment Trust[1]	114,378,000	27,310
Ascendas Real Estate Investment Trust[1]	31,486,550	25,286
Eaton Vance Corp., nonvoting shares	1,100,000	25,135
Hospitality Properties Trust	2,050,000	24,600
IG Group Holdings PLC[1]	9,476,000	23,799
Topdanmark A/S1,2	235,700	23,254
Dah Sing Financial Holdings Ltd.[1]	11,649,400	22,703
Northwest Bancorp, Inc.	1,285,616	21,727
Jammu and Kashmir Bank Ltd.[1,3]	3,149,500	19,599
Banco De Oro Unibank, Inc.[1]	34,600,000	18,348
Industrial and Commercial Bank of China (Asia) Ltd.[1]	16,857,137	18,078
Central Pattana PCL[1]	49,016,000	17,313
China Banking Corp.[1]	2,410,785	16,279
Indiabulls Real Estate Ltd.[1]	8,000,000	15,880
Dolphin Capital Investors Ltd.[1,2,3]	36,765,400	15,788
Busan Bank[1]	3,518,000	15,198
Brown & Brown, Inc.	775,000	14,655
First Niagara Financial Group, Inc.	1,329,800	14,495
Hargreaves Lansdown PLC[1]	4,796,084	14,141
Gruppo MutuiOnline SpA[1,3]	3,160,000	14,140
Portfolio Recovery Associates, Inc.[2]	515,000	13,823
Banco Compartamos, SA, Institución de Banca Múltiple, Class O	7,250,000	13,760
Banco Cruzeiro do Sol SA, preferred nominative	5,543,100	13,599
Rayonier Inc.	450,000	13,599
Bajaj Holdings & Investment Ltd.[1]	2,285,000	13,428
Robinsons Land Corp., Class B1,3	142,388,300	13,326
UnionBank of the Philippines[1]	27,194,600	13,177
JSE Ltd.[1]	2,745,000	12,962
Home Federal Bancorp, Inc.[3]	1,384,249	12,084
CapitaRetail China Trust[1]	24,035,100	11,620
S P Setia Bhd.[1]	12,550,000	9,668
United Financial Bancorp, Inc.	685,000	8,967
Oslo Børs VPS Holding ASA[1]	1,002,335	8,929
Banco Macro SA, Class B (ADR)	841,915	8,554
TICON Property Fund[1]	36,717,400	8,344
Banque Cantonale Vaudoise[1]	25,000	8,297
Azimut Holding SpA[1]	1,496,663	7,990
Bolsa Mexicana de Valores, SAB de CV, Series A2	14,350,000	7,965
Banco ABC Brasil SA, preferred nominative	3,060,700	7,522
Hung Poo Real Estate Development Corp.[1]	9,317,250	6,775
Wing Tai Holdings Ltd.[1]	12,373,000	5,695
AEON Mall Co., Ltd.[1]	441,000	5,643
P/F Føroya Banki[1,2]	242,000	5,266
Banco Daycoval SA, preferred nominative	2,539,300	5,215
Farglory Land Development Co., Ltd.[1]	6,218,000	5,004
MCB Bank Ltd.[1]	2,846,250	4,975
Islamic Arab Insurance Co. (Salama)[1,2]	21,700,000	4,821
Cathay Real Estate Development Co. Ltd.[1]	17,400,000	4,707
Paraná Banco SA, preferred nominative	2,318,400	4,661
Ascendas India Trust[1]	12,750,000	4,403
Asya Katilim Bankasi AS, Class B1,2	6,090,009	4,077
Kiatnakin Bank PCL[1]	12,200,000	3,648
MGIC Investment Corp.	2,350,000	3,337
Bank Sarasin & Cie AG, Class B1	128,894	2,709
National Bank of Pakistan[1,2]	2,188,374	2,374
Amata Corp. PCL[1]	21,535,400	1,880
Federal Agricultural Mortgage Corp., Class C	173,249	464
		1,072,480

MATERIALS — 5.93%
AptarGroup, Inc.	2,359,682	73,481
Calgon Carbon Corp.[2]	2,455,000	34,787
James Hardie Industries NV1	11,500,609	33,713
Aquarius Platinum Ltd.[1]	7,500,000	21,807
Aquarius Platinum Ltd. (GBP denominated)[1]	3,468,652	10,187
Symrise AG1	2,612,480	30,928
Croda International PLC[1]	3,860,000	29,155
Talvivaara Mining Co. Ltd.[1,2]	8,900,000	27,624
Peter Hambro Mining PLC[1]	4,076,580	26,986
Valspar Corp.	1,300,000	25,961
Bemis Co., Inc.	1,000,000	20,970
Sealed Air Corp.	1,300,000	17,940
Rhodia SA1	4,875,901	17,883
KazakhGold Group Ltd. (GDR)[1,2]	1,419,158	9,459
KazakhGold Group Ltd. (GDR)[1,2,5]	948,000	6,319
Kansai Paint Co., Ltd.[1]	2,735,000	15,357
United Phosphorus Ltd.[1]	7,140,000	13,942
FUCHS PETROLUB AG1	332,517	13,323
Mineral Deposits Ltd.[1,2,3]	16,142,844	7,526
Mineral Deposits Ltd. (CAD denominated)[1,2,3]	6,300,000	2,937
Mineral Deposits Ltd. (CAD denominated)[1,2,3]	6,100,000	2,615
RPM International, Inc.	1,000,000	12,730
Intrepid Potash, Inc.[2]	618,013	11,402
Yamana Gold Inc.	1,200,000	11,188
RTI International Metals, Inc.[2]	920,000	10,764
LANXESS AG1	625,000	10,629
PT Indocement Tunggal Prakarsa Tbk[1]	21,125,000	9,598
China Shanshui Cement Group Ltd.[1,2]	25,200,000	9,186
PT Semen Gresik[1]	27,150,000	8,817
Rusoro Mining Ltd.[2,4]	20,000,000	8,714
Gold Wheaton Gold Corp.[2,4]	42,440,000	8,405
Minerals Technologies Inc.	220,000	7,051
Ambuja Cements Ltd.[1]	4,811,775	6,712
Timminco Ltd.[2]	3,215,000	6,494
AMG Advanced Metallurgical Group NV1,2	1,103,726	6,384
Sino-Forest Corp.[2]	900,000	6,267
Obtala Resources PLC[1,2,3,4]	7,950,000	3,132
Obtala Resources PLC[1,2,3]	7,000,000	2,758
Kenmare Resources PLC[1,2,3]	51,336,000	5,813
Sika AG, non-registered shares[1]	7,800	5,783
Birla Corp. Ltd.[1]	1,648,000	5,775
Zep Inc.	518,126	5,300
African Minerals Ltd.[1,2]	8,201,000	5,085
Northern Iron Ltd.[1,2]	4,613,597	4,510
Cementir Holding SpA[1]	1,600,000	4,434
Buzzi Unicem SpA[1]	372,674	4,181
Lynas Corp. Ltd.[1,2]	30,165,969	4,167
Eastern Platinum Ltd.[2]	10,105,450	3,242
Eastern Platinum Ltd.[2,4]	2,500,000	802
Central African Mining & Exploration Co. PLC[1,2]	51,546,569	3,549
Polo Resources Ltd.[1,2]	61,936,200	3,195
Ta Ann Holdings Bhd.[1]	3,853,600	3,126
Oxus Gold PLC[1,2]	15,915,000	1,992
Gem Diamonds Ltd.[1,2]	800,000	1,710
Banro Corp.[2,4]	890,000	1,445
Mangalam Cement Ltd.[1]	900,000	1,054
J.K. Cement Ltd.[1]	945,000	745
Prism Cement Ltd.[1]	1,291,269	581
Vatukoula Gold Mines PLC[1,2,4]	54,150,000	447
Zoloto Resources Ltd.[2,3]	8,175,000	227
Mwana Africa PLC[1,2,4]	2,353,064	144
		650,438

ENERGY — 4.86%
Heritage Oil Ltd.[1,2,3]	14,848,000	70,528
BJ Services Co.	5,701,800	56,733
FMC Technologies, Inc.[2]	1,695,000	53,172
Helmerich & Payne, Inc.	2,075,000	47,248
Concho Resources Inc.[2]	1,754,810	44,906
Pacific Rubiales Energy Corp.[2]	8,435,000	32,674
Uranium One Inc.[2]	13,580,500	27,432
Core Laboratories NV	344,205	25,182
KNM Group Bhd.[1,3]	231,151,000	24,707
WorleyParsons Ltd.[1]	1,839,556	23,130
Banpu PCL[1]	3,755,300	22,967
Oceaneering International, Inc.[2]	500,000	18,435
Bill Barrett Corp.[2]	700,000	15,568
Hunting PLC[1]	2,516,000	14,316
Centennial Coal Co. Ltd.[1]	5,927,391	8,256
Encore Acquisition Co.[2]	350,000	8,145
Eurasia Drilling Co. Ltd. (GDR)[1]	2,190,000	7,767
Value Creation Inc.[1,2,4]	4,529,354	7,746
Regal Petroleum PLC[1,2,3]	12,487,000	7,563
Bankers Petroleum Ltd.[2]	4,567,933	6,368
Bankers Petroleum Ltd.[2,4]	733,333	1,022
Gulf Keystone Petroleum Ltd.[1,2,3,4]	23,700,000	3,821
Zhaikmunai LP (GDR)[1,2,5]	790,000	1,580
Mart Resources, Inc.[2,4]	12,459,375	1,135
Sterling Energy PLC[1,2]	42,232,307	957
Oilexco Inc.[2]	6,808,600	566
Oilexco Inc. (GBP denominated)[1,2,4]	2,900,000	243
Oilexco Inc.[2,4]	520,000	43
OPTI Canada Inc.[2]	932,150	731
High Arctic Energy Services Inc.[2]	1,923,000	183
		533,124

CONSUMER STAPLES — 3.16%
Lindt & Sprüngli AG1	1,694	27,494
Lindt & Sprüngli AG, participation certificate[1]	19,166	25,595
MARR SpA[1,3]	3,380,063	22,839
Hain Celestial Group, Inc.[2]	1,590,000	22,641
ARYZTA AG1,2	905,000	21,137
Whole Foods Market, Inc.	1,025,000	17,220
Hypermarcas SA, ordinary nominative[2]	2,150,000	15,824
Bare Escentuals, Inc.[2]	3,824,400	15,680
First Pacific Co. Ltd.[1]	44,300,000	15,208
Kernel Holding SA1,2	3,243,300	14,435
Poslovni sistem Mercator, dd1	69,933	13,972
Emmi AG1	136,100	12,057
Thai Union Frozen Products PCL[1]	18,000,000	10,375
PT BISI International Tbk[1,2]	74,836,500	10,146
GlaxoSmithKline Consumer Healthcare Ltd.[1]	635,897	8,845
China Yurun Food Group Ltd.[1]	6,570,000	8,376
Tassal Group Ltd.[1]	6,500,000	8,072
Coca-Cola Icecek AS, Class C1	1,672,785	7,940
AMOREPACIFIC Corp.[1]	17,600	7,831
Origin Enterprises PLC[1,2]	3,213,300	7,405
Drogasil SA, ordinary nominative	1,563,900	7,130
Universal Robina Corp.[1]	51,235,000	6,921
China Milk Products Group Ltd.[1]	30,800,000	6,382
Chattem, Inc.[2]	100,000	5,605
Fresh Del Monte Produce Inc.[2]	328,357	5,392
PrimeAg Australia Ltd.[1,2]	7,000,000	5,259
Gr. Sarantis ABEE[1]	1,500,000	5,231
Lakshmi Energy and Foods Ltd.[1]	2,401,000	4,601
Alfa-Beta Vassilopoulos SA1	142,808	4,431
PT Astra Agro Lestari Tbk[1]	2,420,000	2,963
		347,007

TELECOMMUNICATION SERVICES — 2.53%
tw telecom inc.[2]	6,300,000	55,125
CenturyTel, Inc.	1,377,400	38,733
Cellcom Israel Ltd.	850,000	18,105
Cellcom Israel Ltd. (ILS denominated)[1]	855,000	17,667
Partner Communications Co. Ltd.[1]	2,065,000	31,050
LG Telecom Ltd.[1]	4,370,000	26,892
DiGi.Com Bhd.[1]	2,927,500	17,058
NTELOS Holdings Corp.	825,000	14,966
Total Access Communication PCL[1]	17,046,000	13,026
True Corp. PCL[1,2]	344,540,000	13,007
Cbeyond, Inc.[2]	600,000	11,298
Globe Telecom, Inc.[1]	526,867	9,116
Manitoba Telecom Services Inc.	300,000	7,593
StarHub Ltd[1]	3,246,840	4,226
QSC AG1,2	42,223	51
		277,913

UTILITIES — 1.60%
Xinao Gas Holdings Ltd.[1,3]	57,520,000	57,901
Manila Water Co., Inc.[1,3]	111,206,800	25,422
Glow Energy PCL[1]	42,550,000	25,231
AES Tietê SA, preferred nominative	2,400,000	18,341
Northumbrian Water Group PLC[1]	5,270,000	16,457
First Gen Corp.[1,2]	22,039,000	10,551
CESC Ltd.[1]	1,746,400	7,315
Acea SpA[1]	602,485	7,195
Electricity Generating PCL[1]	2,285,000	4,280
Tanjong PLC[1]	890,000	3,366
		176,059

MISCELLANEOUS — 4.98%
Other common stocks in initial period of acquisition		546,548

Total common stocks (cost: $14,315,224,000)		9,651,461

Warrants — 0.02%

MATERIALS — 0.02%
Gold Wheaton Gold Corp., warrants, expire 2011[1,2,4]	17,500,000	1,210
Gold Wheaton Gold Corp., warrants, expire 2013[2,4]	3,720,000	192
		1,402

ENERGY — 0.00%
Bankers Petroleum Ltd., warrants, expire 2012[2,4]	366,667	160

FINANCIALS — 0.00%
S P Setia Bhd., warrants, expire 2013[2]	1,875,000	136

INDUSTRIALS — 0.00%
Goodpack Ltd., warrants, expire 2009[1,2,3]	2,459,750	8

Total warrants (cost: $219,000)		1,706

	Shares or
Convertible securities — 0.34%	principal amount

HEALTH CARE — 0.24%
Fluidigm Corp., Series E, convertible preferred[1,2,3,4]	1,251,055	16,429
BG Medicine, Inc., Series D, convertible preferred[1,2,3,4]	1,538,462	10,000
		26,429

MATERIALS — 0.08%
Peter Hambro Mining PLC 7.125% convertible debentures 2010	$10,200,000	8,553

TELECOMMUNICATION SERVICES — 0.01%
tw telecom inc. 2.375% convertible debentures 2026	1,600,000	1,198

CONSUMER DISCRETIONARY — 0.01%
Spot Runner, Inc., Series C, convertible preferred[1,2,4]	1,626,016	774

Total convertible securities (cost: $42,792,000)		36,954

	Principal amount
Bonds & notes — 0.07%	(000)

ENERGY — 0.07%
International Coal Group, Inc. 10.25% 2014	$11,900	7,676

Total bonds & notes (cost: $11,637,000)		7,676

Short-term securities — 12.00%

Freddie Mac 0.21%–0.90% due 4/24–7/20/2009	313,700	313,534
Fannie Mae 0.10%–0.85% due 4/1–7/14/2009	207,600	207,526
U.S. Treasury Bills 0.205%–1.40% due 4/9–8/27/2009	165,000	164,939
Federal Home Loan Bank 0.185%–0.35% due 4/17–6/26/2009	117,700	117,660
BNP Paribas Finance Inc. 0.11%–0.67% due 4/1–4/7/2009	69,700	69,696
Bank of Nova Scotia 0.25% due 4/27/2009	50,000	49,991
Caisse d’Amortissement de la Dette Sociale 0.31% due 5/4/2009	50,000	49,985
Unilever Capital Corp. 0.75% due 4/28/2009[5]	50,000	49,979
Total Capital Canada Ltd. 0.40% due 4/8/2009[5]	46,500	46,496
Rabobank USA Financial Corp. 0.23%–0.30% due 4/29–5/26/2009	40,000	39,988
Denmark (Kingdom of) 0.30% due 6/22/2009	39,000	38,967
International Bank for Reconstruction and Development 0.32% due 5/1/2009	27,200	27,189
Procter & Gamble International Funding S.C.A. 0.15% due 4/7/2009[5]	23,900	23,898
British Columbia (Province of) 0.27% due 6/22/2009	18,300	18,289
Statoil ASA 0.35% due 4/20/2009[5]	18,000	17,991
Canada Bills 0.40% due 7/23/2009	18,000	17,982
Shell International Finance BV 0.30% due 4/30/2009[5]	17,900	17,893
Novartis Finance Corp. 0.20% due 4/2/2009[5]	16,500	16,500
General Electric Capital Corp., FDIC insured, 0.38% due 4/21/2009	16,000	15,996
Wal-Mart Stores Inc. 0.25% due 6/16/2009[5]	12,100	12,093

Total short-term securities (cost: $1,316,354,000)		1,316,592

Total investment securities (cost: $15,686,226,000)		11,014,389
Other assets less liabilities		(44,075)

Net assets		$10,970,314

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,”  was $4,354,980,000, which represented 39.70% of the net assets of the fund.

[2]Security did not produce income during the last 12 months.
[3]Represents an affiliated company as defined under the Investment Company Act of 1940.
4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

Trinity Ltd.	12/6/2007	$37,508	$28,897	.26%
Fluidigm Corp., Series E, convertible preferred	12/21/2006–10/24/2007	17,515	16,429	.15
Cougar Biotechnology, Inc.	12/17/2007	14,500	16,100	.15
BG Medicine, Inc., Series D, convertible preferred	7/9/2008	10,000	10,000	.09
Gold Wheaton Gold Corp.	6/27/2008–2/24/2009	10,625	8,405	.08
Gold Wheaton Gold Corp., warrants, expire 2011	2/24/2009	47	1,210	.01
Gold Wheaton Gold Corp., warrants, expire 2013	6/27/2008	—	192	.00
Rusoro Mining Ltd.	3/10/2009	9,256	8,714	.08
Value Creation Inc.	8/25/2005–9/1/2006	33,229	7,746	.07
Gulf Keystone Petroleum Ltd.	7/22/2008	13,210	3,821	.04
Obtala Resources PLC	2/26/2009	1,921	3,132	.03
Spot Runner, Inc.	10/25/2006–3/20/2008	15,071	1,419	.01
Spot Runner, Inc., Series C, convertible preferred	10/25/2006	6,000	774	.01
Banro Corp.	7/26/2005	3,799	1,445	.01
Bankers Petroleum Ltd.	2/22/2007	1,173	1,022	.01
Bankers Petroleum Ltd., warrants, expire 2012	2/22/2007	—	160	.00
Mart Resources, Inc.	1/16/2007–9/7/2007	5,594	1,135	.02
Eastern Platinum Ltd.	4/3/2007	4,100	802	.01
Aker Philadelphia Shipyard ASA	12/5/2007	3,626	462	.00
Vatukoula Gold Mines PLC	6/4/2008	4,519	447	.00
Oilexco Inc. (GBP denominated)	12/15/2005	9,456	243	.00
Oilexco Inc.	3/7/2007	3,454	43	.00
Fontainebleau Resorts LLC, Class A, nonvoting units	10/5/2005–6/1/2007	21,500	228	.00
HSW International, Inc.	10/2/2007	3,000	135	.00
HSW International, Inc.	12/17/2007	907	35	.00
Mwana Africa PLC	12/7/2005	1,980	144	.00
Mobile Travel Guide, Inc.	12/17/2007	24	16	.00

Total restricted securities		$232,014	$113,156	1.03%

5Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration,  normally to qualified institutional buyers. The total value of all such securities was $192,749,000, which represented 1.76% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts	GDR = Global Depositary Receipts	ILS = Israeli shekels
BDR = Brazilian Depositary Receipts	CAD = Canadian dollars
CDI = CREST Depository Interest	GBP = British pounds

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-935-0509O-S15788

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMALLCAP WORLD FUND, INC.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: June 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: June 8, 2009

By /s/ Neal F. Wellons
Neal F. Wellons, Treasurer and Principal Financial Officer

Date: June 8, 2009